UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Agricultural Productivity Fund

Fidelity® Water Sustainability Fund

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Fidelity® Agricultural Productivity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Water Sustainability Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Agricultural Productivity Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
Deere & Co.	21.3
Nutrien Ltd.	9.3
Corteva, Inc.	8.4
Archer Daniels Midland Co.	6.7
CF Industries Holdings, Inc.	4.7
50.4

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Industrials	35.4
Materials	31.2
Consumer Staples	29.5
Health Care	1.0

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 32.6%

Fidelity® Agricultural Productivity Fund

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER STAPLES - 29.5%
Food Products - 29.5%
Archer Daniels Midland Co.	55,626	$3,460,493
Bakkafrost	14,400	949,540
Bunge Ltd.	23,227	2,010,761
Cranswick PLC	14,562	689,068
Darling Ingredients, Inc. (a)	27,060	1,827,091
First Resources Ltd.	545,045	591,159
Ingredion, Inc.	9,740	907,086
Lamb Weston Holdings, Inc.	20,989	1,089,749
Mowi ASA	43,305	987,279
Nomad Foods Ltd. (a)	23,328	557,306
Sakata Seed Corp.	14,073	389,066
The Simply Good Foods Co. (a)	27,891	1,031,130
Wilmar International Ltd.	271,596	818,042
		15,307,770
HEALTH CARE - 1.0%
Biotechnology - 1.0%
Genus PLC	8,219	528,616
INDUSTRIALS - 35.4%
Machinery - 34.0%
AGCO Corp.	10,483	1,155,331
CNH Industrial NV	114,269	1,899,178
Deere & Co.	31,956	11,042,080
Kubota Corp.	84,694	1,762,312
Toro Co.	17,676	1,777,499
		17,636,400
Trading Companies & Distributors - 1.4%
Titan Machinery, Inc. (a)	21,872	727,025

TOTAL INDUSTRIALS		18,363,425

MATERIALS - 31.2%
Chemicals - 31.2%
CF Industries Holdings, Inc.	40,305	2,442,080
Corteva, Inc.	96,910	4,360,950
Fertiglobe PLC	326,800	315,848
FMC Corp.	7,239	725,275
Nutrien Ltd.	72,663	4,816,707
OCI NV (a)	20,280	555,669
The Mosaic Co.	64,908	2,221,152
The Scotts Miracle-Gro Co. Class A	5,110	740,388
		16,178,069
TOTAL COMMON STOCKS
(Cost $45,240,742)		50,377,880

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (b)
(Cost $1,483,828)	1,483,532	1,483,828
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $46,724,570)		51,861,708
NET OTHER ASSETS (LIABILITIES) - 0.1%		33,662
NET ASSETS - 100%		$51,895,370

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,210,415	$20,849,627	$21,576,214	$241	$--	$--	$1,483,828	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	--	1,037,125	1,037,125	1,194	--	--	--	0.0%
Total	$2,210,415	$21,886,752	$22,613,339	$1,435	$--	$--	$1,483,828

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$15,307,770	$15,307,770	$--	$--
Health Care	528,616	528,616	--	--
Industrials	18,363,425	16,601,113	1,762,312	--
Materials	16,178,069	16,178,069	--	--
Money Market Funds	1,483,828	1,483,828	--	--
Total Investments in Securities:	$51,861,708	$50,099,396	$1,762,312	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	67.4%
Canada	9.3%
Netherlands	4.8%
Japan	4.2%
Bermuda	3.9%
Singapore	2.7%
United Kingdom	2.3%
Norway	1.9%
Faroe Islands	1.8%
British Virgin Islands	1.1%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Agricultural Productivity Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $45,240,742)	$50,377,880
Fidelity Central Funds (cost $1,483,828)	1,483,828
Total Investment in Securities (cost $46,724,570)		$51,861,708
Foreign currency held at value (cost $20)		20
Receivable for fund shares sold		256,220
Dividends receivable		59,637
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		71
Receivable from investment adviser for expense reductions		2,621
Other receivables		1,427
Total assets		52,181,789
Liabilities
Payable for fund shares redeemed	214,445
Accrued management fee	29,388
Other affiliated payables	13,065
Audit fee payable	22,103
Other payables and accrued expenses	7,418
Total liabilities		286,419
Net Assets		$51,895,370
Net Assets consist of:
Paid in capital		$48,526,134
Total accumulated earnings (loss)		3,369,236
Net Assets		$51,895,370
Net Asset Value, offering price and redemption price per share ($51,895,370 ÷ 2,934,434 shares)		$17.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends		$355,004
Income from Fidelity Central Funds (including $1,194 from security lending)		1,435
Total income		356,439
Expenses
Management fee	$180,821
Transfer agent fees	73,719
Accounting fees	13,885
Custodian fees and expenses	6,472
Independent trustees' fees and expenses	89
Registration fees	10,952
Audit	28,287
Legal	21
Miscellaneous	95
Total expenses before reductions	314,341
Expense reductions	(46,629)
Total expenses after reductions		267,712
Net investment income (loss)		88,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,799,006)
Foreign currency transactions	1,785
Total net realized gain (loss)		(1,797,221)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,534,410)
Assets and liabilities in foreign currencies	925
Total change in net unrealized appreciation (depreciation)		(2,533,485)
Net gain (loss)		(4,330,706)
Net increase (decrease) in net assets resulting from operations		$(4,241,979)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,727	$156,526
Net realized gain (loss)	(1,797,221)	141,775
Change in net unrealized appreciation (depreciation)	(2,533,485)	7,514,794
Net increase (decrease) in net assets resulting from operations	(4,241,979)	7,813,095
Distributions to shareholders	(258,719)	(48,567)
Share transactions
Proceeds from sales of shares	28,576,458	65,561,138
Reinvestment of distributions	223,126	46,379
Cost of shares redeemed	(35,297,428)	(13,867,822)
Net increase (decrease) in net assets resulting from share transactions	(6,497,844)	51,739,695
Total increase (decrease) in net assets	(10,998,542)	59,504,223
Net Assets
Beginning of period	62,893,912	3,389,689
End of period	$51,895,370	$62,893,912
Other Information
Shares
Sold	1,565,271	3,817,500
Issued in reinvestment of distributions	12,396	3,314
Redeemed	(1,972,562)	(802,208)
Net increase (decrease)	(394,895)	3,018,606

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Agricultural Productivity Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.89	$10.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.13C	.03
Net realized and unrealized gain (loss)	(1.16)	7.92	.88
Total from investment operations	(1.13)	8.05	.91
Distributions from net investment income	(.04)	(.07)	–
Distributions from net realized gain	(.04)	–D	–
Total distributions	(.08)	(.07)	–
Net asset value, end of period	$17.68	$18.89	$10.91
Total ReturnE,F	(5.98)%	74.02%	9.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.17%I	1.59%	7.25%I,J
Expenses net of fee waivers, if any	1.00%I	1.00%	.97%I,J,K
Expenses net of all reductions	1.00%I	.98%	.97%I,J,K
Net investment income (loss)	.33%I	.80%C	2.42%I,J
Supplemental Data
Net assets, end of period (000 omitted)	$51,895	$62,894	$3,390
Portfolio turnover rateL	50%I	19%	4%M

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

 K The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Water Sustainability Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
Roper Technologies, Inc.	11.2
American Water Works Co., Inc.	10.7
Tetra Tech, Inc.	8.8
Zurn Water Solutions Corp.	7.3
Halma PLC	6.3
44.3

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Industrials	59.5
Utilities	18.7
Information Technology	13.4
Health Care	4.0
Materials	2.8

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 16.0%

Fidelity® Water Sustainability Fund

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Select Energy Services, Inc. Class A (a)	34,819	$199,513
HEALTH CARE - 4.0%
Life Sciences Tools & Services - 4.0%
Danaher Corp.	14,418	4,637,406
INDUSTRIALS - 59.5%
Building Products - 11.4%
Advanced Drain Systems, Inc.	37,870	4,684,898
Zurn Water Solutions Corp.	239,644	8,399,522
		13,084,420
Commercial Services & Supplies - 9.9%
Montrose Environmental Group, Inc. (a)	17,281	1,265,488
Tetra Tech, Inc.	54,680	10,098,302
		11,363,790
Industrial Conglomerates - 11.2%
Roper Technologies, Inc.	27,663	12,839,782
Machinery - 27.0%
Chart Industries, Inc. (a)	2,361	412,113
Energy Recovery, Inc. (a)	4,198	89,208
Evoqua Water Technologies Corp. (a)	141,855	6,380,638
Georg Fischer AG (Reg.)	1,139	1,664,983
IDEX Corp.	25,211	5,662,138
Indutrade AB	106,424	2,986,553
Ingersoll Rand, Inc.	92,856	5,417,219
Mueller Water Products, Inc. Class A	39,527	539,148
Organo Corp.	1,889	113,973
Pentair PLC	33,524	2,470,384
Watts Water Technologies, Inc. Class A	9,257	1,746,888
Xylem, Inc.	29,309	3,549,613
		31,032,858

TOTAL INDUSTRIALS		68,320,850

INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment & Components - 13.4%
Badger Meter, Inc.	25,737	2,634,439
Halma PLC	181,261	7,234,453
Teledyne Technologies, Inc. (a)	13,281	5,515,466
		15,384,358
MATERIALS - 2.8%
Chemicals - 2.8%
Olin Corp.	58,597	3,184,747
UTILITIES - 18.5%
Multi-Utilities - 2.2%
Veolia Environnement SA	78,727	2,535,674
Water Utilities - 16.3%
American States Water Co.	29,101	2,740,732
American Water Works Co., Inc.	73,069	12,317,241
Middlesex Water Co.	22,877	2,357,246
Severn Trent PLC	33,398	1,281,894
York Water Co.	1,682	78,819
		18,775,932

TOTAL UTILITIES		21,311,606

TOTAL COMMON STOCKS
(Cost $99,768,550)		113,038,480

Nonconvertible Preferred Stocks - 0.2%
UTILITIES - 0.2%
Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR
(Cost $332,289)	41,826	251,793

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.06% (b)
(Cost $2,241,680)	2,241,232	2,241,680
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $102,342,519)		115,531,953
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(605,655)
NET ASSETS - 100%		$114,926,298

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,764,151	$21,756,763	$21,279,234	$290	$--	$--	$2,241,680	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	--	5,923,264	5,923,264	211	--	--	--	0.0%
Total	$1,764,151	$27,680,027	$27,202,498	$501	$--	$--	$2,241,680

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$199,513	$199,513	$--	$--
Health Care	4,637,406	4,637,406	--	--
Industrials	68,320,850	68,320,850	--	--
Information Technology	15,384,358	15,384,358	--	--
Materials	3,184,747	3,184,747	--	--
Utilities	21,563,399	21,563,399	--	--
Money Market Funds	2,241,680	2,241,680	--	--
Total Investments in Securities:	$115,531,953	$115,531,953	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.0%
United Kingdom	7.4%
Sweden	2.6%
France	2.2%
Ireland	2.1%
Switzerland	1.4%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Water Sustainability Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $100,100,839)	$113,290,273
Fidelity Central Funds (cost $2,241,680)	2,241,680
Total Investment in Securities (cost $102,342,519)		$115,531,953
Receivable for investments sold		351,485
Receivable for fund shares sold		376,830
Dividends receivable		110,118
Distributions receivable from Fidelity Central Funds		81
Prepaid expenses		68
Receivable from investment adviser for expense reductions		2,234
Other receivables		2,547
Total assets		116,375,316
Liabilities
Payable for investments purchased	$1,213,582
Payable for fund shares redeemed	111,667
Accrued management fee	64,260
Other affiliated payables	28,071
Other payables and accrued expenses	31,438
Total liabilities		1,449,018
Net Assets		$114,926,298
Net Assets consist of:
Paid in capital		$100,087,534
Total accumulated earnings (loss)		14,838,764
Net Assets		$114,926,298
Net Asset Value, offering price and redemption price per share ($114,926,298 ÷ 7,022,566 shares)		$16.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends		$306,048
Income from Fidelity Central Funds (including $211 from security lending)		501
Total income		306,549
Expenses
Management fee	$301,034
Transfer agent fees	119,975
Accounting fees	23,120
Custodian fees and expenses	4,139
Independent trustees' fees and expenses	125
Registration fees	15,985
Audit	30,137
Legal	21
Miscellaneous	105
Total expenses before reductions	494,641
Expense reductions	(51,591)
Total expenses after reductions		443,050
Net investment income (loss)		(136,501)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,951,786
Foreign currency transactions	(890)
Total net realized gain (loss)		1,950,896
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,537,892
Assets and liabilities in foreign currencies	552
Total change in net unrealized appreciation (depreciation)		5,538,444
Net gain (loss)		7,489,340
Net increase (decrease) in net assets resulting from operations		$7,352,839

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(136,501)	$26,716
Net realized gain (loss)	1,950,896	243,463
Change in net unrealized appreciation (depreciation)	5,538,444	7,381,203
Net increase (decrease) in net assets resulting from operations	7,352,839	7,651,382
Distributions to shareholders	(26,516)	(367,592)
Share transactions
Proceeds from sales of shares	66,455,360	52,460,597
Reinvestment of distributions	24,736	346,063
Cost of shares redeemed	(14,653,813)	(8,680,251)
Net increase (decrease) in net assets resulting from share transactions	51,826,283	44,126,409
Total increase (decrease) in net assets	59,152,606	51,410,199
Net Assets
Beginning of period	55,773,692	4,363,493
End of period	$114,926,298	$55,773,692
Other Information
Shares
Sold	4,181,956	3,977,304
Issued in reinvestment of distributions	1,648	26,718
Redeemed	(919,198)	(651,609)
Net increase (decrease)	3,264,406	3,352,413

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Water Sustainability Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$14.84	$10.75	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.01	.02
Net realized and unrealized gain (loss)	1.56	4.28	.73
Total from investment operations	1.54	4.29	.75
Distributions from net investment income	–C	(.02)	–
Distributions from net realized gain	–C	(.18)	–
Total distributions	(.01)D	(.20)	–
Net asset value, end of period	$16.37	$14.84	$10.75
Total ReturnE,F	10.29%	40.20%	7.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.11%I	1.44%	4.15%I,J
Expenses net of fee waivers, if any	1.00%I	1.00%	.97%I,J,K
Expenses net of all reductions	1.00%I	.98%	.97%I,J,K
Net investment income (loss)	(.31)%I	.11%	1.39%I,J
Supplemental Data
Net assets, end of period (000 omitted)	$114,926	$55,774	$4,363
Portfolio turnover rateL	61%I	95%	13%M

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

 K The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Agricultural Productivity Fund	$46,771,765	$7,167,343	$(2,077,400)	$5,089,943
Fidelity Water Sustainability Fund	102,473,839	15,165,639	(2,107,525)	13,058,114

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	13,126,160	17,669,298
Fidelity Water Sustainability Fund	76,875,441	26,438,036

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Agricultural Productivity Fund	.45%	.23%	.67%
Fidelity Water Sustainability Fund	.45%	.23%	.68%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Agricultural Productivity Fund	.27%
Fidelity Water Sustainability Fund	.27%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.05
Fidelity Water Sustainability Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Agricultural Productivity Fund	$93
Fidelity Water Sustainability Fund	364

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Agricultural Productivity Fund	–	340,416	(385,830)
Fidelity Water Sustainability Fund	1,907,055	487,012	(41,225)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Agricultural Productivity Fund	$44
Fidelity Water Sustainability Fund	56

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Agricultural Productivity Fund	$129	$–	$–
Fidelity Water Sustainability Fund	$14	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Agricultural Productivity Fund	1.00%	$45,898
Fidelity Water Sustainability Fund	1.00%	$50,515

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Agricultural Productivity Fund	$2

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Agricultural Productivity Fund	$729
Fidelity Water Sustainability Fund	1,076

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Agricultural Productivity Fund	1.00%
Actual		$1,000.00	$940.20	$4.86
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Fidelity Water Sustainability Fund	1.00%
Actual		$1,000.00	$1,102.90	$5.27
Hypothetical-C		$1,000.00	$1,020.05	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

DAS-DSW-SANN-0122
1.9897394.101

Fidelity® Disruptive Automation Fund

Fidelity® Disruptive Communications Fund

Fidelity® Disruptive Finance Fund

Fidelity® Disruptive Medicine Fund

Fidelity® Disruptive Technology Fund

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Fidelity® Disruptive Automation Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Communications Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Finance Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Medicine Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Disruptive Automation Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
NVIDIA Corp.	4.9
Teradyne, Inc.	4.4
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4
Roper Technologies, Inc.	4.4
Alphabet, Inc. Class C	4.3
22.4

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Information Technology	47.5
Industrials	42.2
Communication Services	4.3
Health Care	3.9
Consumer Discretionary	1.1

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 52.9%

Fidelity® Disruptive Automation Fund

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 4.3%
Interactive Media & Services - 4.3%
Alphabet, Inc. Class C (a)	2,741	$7,809,219
CONSUMER DISCRETIONARY - 1.1%
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	569	1,995,523
HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 3.9%
Intuitive Surgical, Inc. (a)	21,948	7,118,614
INDUSTRIALS - 42.2%
Electrical Equipment - 5.3%
AMETEK, Inc.	27,408	3,741,192
Rockwell Automation, Inc.	12,303	4,136,269
Sensata Technologies, Inc. PLC (a)	32,012	1,783,068
		9,660,529
Industrial Conglomerates - 8.4%
Honeywell International, Inc.	17,856	3,611,197
Roper Technologies, Inc.	17,113	7,942,999
Siemens AG	23,266	3,708,965
		15,263,161
Machinery - 24.7%
Airtac International Group	51,275	1,578,416
AutoStore Holdings Ltd.	484,293	2,420,247
Daifuku Co. Ltd.	20,193	1,623,872
FANUC Corp.	28,459	5,579,170
HIWIN Technologies Corp.	551,468	5,673,732
Kardex AG	10,545	3,204,678
Misumi Group, Inc.	174,111	7,370,471
Nabtesco Corp.	46,887	1,362,620
Shenzhen Inovance Technology Co. Ltd. (A Shares)	534,309	5,507,388
SMC Corp.	11,513	7,399,650
THK Co. Ltd. (b)	139,532	3,346,497
		45,066,741
Professional Services - 3.8%
Recruit Holdings Co. Ltd.	114,109	6,928,664

TOTAL INDUSTRIALS		76,919,095

INFORMATION TECHNOLOGY - 47.5%
Electronic Equipment & Components - 12.2%
Cognex Corp.	18,774	1,450,292
Hexagon AB (B Shares)	454,391	6,608,056
Keyence Corp.	12,510	7,725,946
National Instruments Corp.	39,262	1,630,158
Renishaw PLC	80,652	4,869,746
		22,284,198
IT Services - 2.3%
Accenture PLC Class A	11,994	4,286,656
Semiconductors & Semiconductor Equipment - 14.5%
NVIDIA Corp.	27,320	8,927,082
Taiwan Semiconductor Manufacturing Co. Ltd.	371,929	7,956,659
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,809	1,500,574
Teradyne, Inc.	52,129	7,968,960
		26,353,275
Software - 18.5%
Altair Engineering, Inc. Class A (a)	23,573	1,755,010
ANSYS, Inc. (a)	19,221	7,524,637
Autodesk, Inc. (a)	5,159	1,311,366
Dassault Systemes SA	72,618	4,377,482
Manhattan Associates, Inc. (a)	9,119	1,424,023
Microsoft Corp.	13,075	4,322,464
Nemetschek Se	14,769	1,872,597
PTC, Inc. (a)	50,538	5,537,954
Synopsys, Inc. (a)	11,612	3,959,692
Unity Software, Inc. (a)	9,617	1,657,875
		33,743,100

TOTAL INFORMATION TECHNOLOGY		86,667,229

TOTAL COMMON STOCKS
(Cost $144,088,758)		180,509,680

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (c)	1,600,016	1,600,336
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	1,997,075	1,997,275
TOTAL MONEY MARKET FUNDS
(Cost $3,597,611)		3,597,611
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $147,686,369)		184,107,291
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,872,756)
NET ASSETS - 100%		$182,234,535

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,078,210	$25,651,586	$27,129,460	$575	$--	$--	$1,600,336	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	596,275	9,472,659	8,071,659	427	--	--	1,997,275	0.0%
Total	$3,674,485	$35,124,245	$35,201,119	$1,002	$--	$--	$3,597,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,809,219	$7,809,219	$--	$--
Consumer Discretionary	1,995,523	1,995,523	--	--
Health Care	7,118,614	7,118,614	--	--
Industrials	76,919,095	53,450,148	23,468,947	--
Information Technology	86,667,229	59,999,086	26,668,143	--
Money Market Funds	3,597,611	3,597,611	--	--
Total Investments in Securities:	$184,107,291	$133,970,201	$50,137,090	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	47.1%
Japan	22.6%
Taiwan	8.3%
United Kingdom	3.7%
Sweden	3.6%
Germany	3.0%
China	3.0%
France	2.4%
Ireland	2.3%
Switzerland	1.8%
Bermuda	1.3%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Automation Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,887,096) — See accompanying schedule: Unaffiliated issuers (cost $144,088,758)	$180,509,680
Fidelity Central Funds (cost $3,597,611)	3,597,611
Total Investment in Securities (cost $147,686,369)		$184,107,291
Receivable for fund shares sold		763,792
Dividends receivable		189,934
Distributions receivable from Fidelity Central Funds		272
Total assets		185,061,289
Liabilities
Payable for investments purchased	$129
Payable for fund shares redeemed	719,728
Accrued management fee	109,622
Collateral on securities loaned	1,997,275
Total liabilities		2,826,754
Net Assets		$182,234,535
Net Assets consist of:
Paid in capital		$143,614,245
Total accumulated earnings (loss)		38,620,290
Net Assets		$182,234,535
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Automation Fund:
Net Asset Value, offering price and redemption price per share ($85,646,160 ÷ 4,341,923 shares)		$19.73
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($55,920,240 ÷ 2,833,508 shares)		$19.74
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($201,412 ÷ 10,158 shares)		$19.83
Class F:
Net Asset Value, offering price and redemption price per share ($40,466,723 ÷ 2,034,351 shares)		$19.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends		$583,668
Income from Fidelity Central Funds (including $427 from security lending)		1,002
Income before foreign taxes withheld		584,670
Less foreign taxes withheld		(55,249)
Total income		529,421
Expenses
Management fee	$618,530
Independent trustees' fees and expenses	280
Total expenses before reductions	618,810
Expense reductions	(1)
Total expenses after reductions		618,809
Net investment income (loss)		(89,388)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,346,946
Foreign currency transactions	(11,883)
Total net realized gain (loss)		2,335,063
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	11,729,133
Assets and liabilities in foreign currencies	(2,818)
Total change in net unrealized appreciation (depreciation)		11,726,315
Net gain (loss)		14,061,378
Net increase (decrease) in net assets resulting from operations		$13,971,990

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(89,388)	$264,541
Net realized gain (loss)	2,335,063	2,199,756
Change in net unrealized appreciation (depreciation)	11,726,315	23,949,593
Net increase (decrease) in net assets resulting from operations	13,971,990	26,413,890
Distributions to shareholders	(1,836,573)	(332,565)
Share transactions - net increase (decrease)	17,305,170	117,088,107
Total increase (decrease) in net assets	29,440,587	143,169,432
Net Assets
Beginning of period	152,793,948	9,624,516
End of period	$182,234,535	$152,793,948

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Automation Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.28	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	.01	(.01)
Net realized and unrealized gain (loss)	1.68	6.42	1.91
Total from investment operations	1.64	6.43	1.90
Distributions from net investment income	–	(.04)	–
Distributions from net realized gain	(.19)	(.02)	–
Total distributions	(.19)	(.05)C	–
Net asset value, end of period	$19.73	$18.28	$11.90
Total ReturnD,E	9.00%	54.13%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.01%I	1.01%H,I
Expenses net of fee waivers, if any	1.00%H	1.01%I	1.01%H,I
Expenses net of all reductions	1.00%H	1.01%I	1.01%H,I
Net investment income (loss)	(.37)%H	.06%	(.47)%H
Supplemental Data
Net assets, end of period (000 omitted)	$85,646	$111,910	$5,308
Portfolio turnover rateJ	20%H	14%	6%K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.34	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.02	–C
Net realized and unrealized gain (loss)	1.69	6.46	1.90
Total from investment operations	1.67	6.48	1.90
Distributions from net investment income	–	(.03)	–
Distributions from net realized gain	(.27)	(.01)	–
Total distributions	(.27)	(.04)	–
Net asset value, end of period	$19.74	$18.34	$11.90
Total ReturnD,E	9.15%	54.47%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.76%I	.75%H
Expenses net of fee waivers, if any	.75%H	.76%I	.75%H
Expenses net of all reductions	.75%H	.76%I	.75%H
Net investment income (loss)	(.16)%H	.10%	(.21)%H
Supplemental Data
Net assets, end of period (000 omitted)	$55,920	$6,792	$119
Portfolio turnover rateJ	20%H	14%	6%K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.37	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.12	–C
Net realized and unrealized gain (loss)	1.68	6.41	1.90
Total from investment operations	1.69	6.53	1.90
Distributions from net investment income	–	(.05)	–
Distributions from net realized gain	(.23)	(.01)	–
Total distributions	(.23)	(.06)	–
Net asset value, end of period	$19.83	$18.37	$11.90
Total ReturnD,E	9.27%	54.91%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%H
Expenses net of fee waivers, if any	.50%H	.50%	.50%H
Expenses net of all reductions	.50%H	.50%	.50%H
Net investment income (loss)	.12%H	.75%	.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$201	$184	$119
Portfolio turnover rateI	20%H	14%	6%J

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Automation Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.42	$11.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.19	.01
Net realized and unrealized gain (loss)	1.68	6.43	1.90
Total from investment operations	1.74	6.62	1.91
Distributions from net investment income	–	(.09)	–
Distributions from net realized gain	(.27)	(.02)	–
Total distributions	(.27)	(.11)	–
Net asset value, end of period	$19.89	$18.42	$11.91
Total ReturnC,D	9.52%	55.67%	19.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	-%	- %G
Expenses net of fee waivers, if any	- %G	-%	- %G
Expenses net of all reductions	- %G	-%	- %G
Net investment income (loss)	.62%G	1.14%	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$40,467	$33,908	$4,078
Portfolio turnover rateH	20%G	14%	6%I

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Communications Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
Alphabet, Inc. Class A	6.3
Zscaler, Inc.	5.8
Arista Networks, Inc.	5.6
T-Mobile U.S., Inc.	5.4
Amazon.com, Inc.	5.2
28.3

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Communication Services	51.5
Information Technology	27.0
Consumer Discretionary	8.1
Real Estate	5.0
Industrials	3.9

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 18.0%

Fidelity® Disruptive Communications Fund

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 51.5%
Diversified Telecommunication Services - 4.6%
Cellnex Telecom SA (a)	34,851	$2,056,856
Liberty Global PLC Class A (b)	33,297	879,041
Liberty Latin America Ltd. Class C (b)	58,774	660,620
		3,596,517
Entertainment - 12.4%
Activision Blizzard, Inc.	57,197	3,351,744
Bilibili, Inc. ADR (b)(c)	16,164	1,066,986
Netflix, Inc. (b)	2,305	1,479,580
Roku, Inc. Class A (b)	3,522	801,642
Sea Ltd. ADR (b)	10,469	3,015,805
		9,715,757
Interactive Media & Services - 21.5%
Alphabet, Inc. Class A (b)	1,730	4,909,654
Angi, Inc. (b)(c)	105,568	1,014,508
Match Group, Inc. (b)	7,331	952,957
Meta Platforms, Inc. Class A (b)	12,483	4,050,234
Snap, Inc. Class A (b)	46,032	2,191,584
Tencent Holdings Ltd.	22,401	1,306,406
Twitter, Inc. (b)	55,094	2,420,830
		16,846,173
Media - 7.6%
DISH Network Corp. Class A (b)	81,861	2,558,156
Liberty Broadband Corp. Class A (b)	22,440	3,401,455
		5,959,611
Wireless Telecommunication Services - 5.4%
T-Mobile U.S., Inc. (b)	38,927	4,235,647

TOTAL COMMUNICATION SERVICES		40,353,705

CONSUMER DISCRETIONARY - 8.1%
Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (b)	1,157	4,057,680
Doordash, Inc.	3,990	713,292
Rakuten Group, Inc.	151,183	1,543,001
		6,313,973
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Reliance Industries Ltd. sponsored GDR (a)	28,688	1,833,163
INDUSTRIALS - 3.9%
Construction & Engineering - 1.0%
Dycom Industries, Inc. (b)	8,001	747,933
Road & Rail - 2.9%
Uber Technologies, Inc. (b)	59,744	2,270,272

TOTAL INDUSTRIALS		3,018,205

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 5.6%
Arista Networks, Inc. (b)	35,720	4,431,423
IT Services - 2.4%
Akamai Technologies, Inc. (b)	9,273	1,045,067
Cloudflare, Inc. (b)	4,596	865,151
		1,910,218
Semiconductors & Semiconductor Equipment - 8.2%
Impinj, Inc. (b)	13,157	986,380
NVIDIA Corp.	7,556	2,468,999
NXP Semiconductors NV	4,243	947,716
ON Semiconductor Corp. (b)	19,067	1,171,286
Renesas Electronics Corp. (b)	65,988	829,161
		6,403,542
Software - 10.8%
RingCentral, Inc. (b)	2,485	536,710
Unity Software, Inc. (b)	5,850	1,008,482
Zoom Video Communications, Inc. Class A (b)	11,058	2,337,772
Zscaler, Inc. (b)	13,096	4,543,919
		8,426,883

TOTAL INFORMATION TECHNOLOGY		21,172,066

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	14,756	3,873,155
TOTAL COMMON STOCKS
(Cost $67,126,798)		76,564,267

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.06% (d)	1,380,999	1,381,275
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	1,198,905	1,199,025
TOTAL MONEY MARKET FUNDS
(Cost $2,580,300)		2,580,300
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $69,707,098)		79,144,567
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(855,248)
NET ASSETS - 100%		$78,289,319

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,890,019 or 5.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,995,920	$10,966,097	$11,580,742	$295	$--	$--	$1,381,275	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	2,969,975	14,809,490	16,580,440	741	--	--	1,199,025	0.0%
Total	$4,965,895	$25,775,587	$28,161,182	$1,036	$--	$--	$2,580,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$40,353,705	$39,047,299	$1,306,406	$--
Consumer Discretionary	6,313,973	4,770,972	1,543,001	--
Energy	1,833,163	1,833,163	--	--
Industrials	3,018,205	3,018,205	--	--
Information Technology	21,172,066	20,342,905	829,161	--
Real Estate	3,873,155	3,873,155	--	--
Money Market Funds	2,580,300	2,580,300	--	--
Total Investments in Securities:	$79,144,567	$75,465,999	$3,678,568	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.0%
Cayman Islands	6.8%
Japan	3.1%
Spain	2.6%
India	2.3%
Netherlands	1.2%
United Kingdom	1.1%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Communications Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,169,413) — See accompanying schedule: Unaffiliated issuers (cost $67,126,798)	$76,564,267
Fidelity Central Funds (cost $2,580,300)	2,580,300
Total Investment in Securities (cost $69,707,098)		$79,144,567
Cash		48,228
Receivable for fund shares sold		609,897
Distributions receivable from Fidelity Central Funds		248
Total assets		79,802,940
Liabilities
Payable for fund shares redeemed	$281,730
Accrued management fee	32,866
Collateral on securities loaned	1,199,025
Total liabilities		1,513,621
Net Assets		$78,289,319
Net Assets consist of:
Paid in capital		$66,874,565
Total accumulated earnings (loss)		11,414,754
Net Assets		$78,289,319
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Communications Fund:
Net Asset Value, offering price and redemption price per share ($21,748,239 ÷ 1,309,758 shares)		$16.60
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($19,768,861 ÷ 1,189,148 shares)		$16.62
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($174,291 ÷ 10,437 shares)		$16.70
Class F:
Net Asset Value, offering price and redemption price per share ($36,597,928 ÷ 2,184,231 shares)		$16.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends		$42,802
Income from Fidelity Central Funds (including $741 from security lending)		1,036
Total income		43,838
Expenses
Management fee	$205,941
Independent trustees' fees and expenses	135
Total expenses before reductions	206,076
Expense reductions	(1)
Total expenses after reductions		206,075
Net investment income (loss)		(162,237)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,217,606
Foreign currency transactions	(240)
Total net realized gain (loss)		2,217,366
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,965,199)
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		(1,965,238)
Net gain (loss)		252,128
Net increase (decrease) in net assets resulting from operations		$89,891

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(162,237)	$(164,603)
Net realized gain (loss)	2,217,366	3,217,759
Change in net unrealized appreciation (depreciation)	(1,965,238)	10,870,997
Net increase (decrease) in net assets resulting from operations	89,891	13,924,153
Distributions to shareholders	(2,351,868)	(684,195)
Share transactions - net increase (decrease)	6,888,380	53,282,135
Total increase (decrease) in net assets	4,626,403	66,522,093
Net Assets
Beginning of period	73,662,916	7,140,823
End of period	$78,289,319	$73,662,916

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Communications Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.02	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.08)	(.13)	–C
Net realized and unrealized gain (loss)	.14	5.78	1.58
Total from investment operations	.06	5.65	1.58
Distributions from net investment income	–	–C	–
Distributions from net realized gain	(.48)	(.20)	–
Total distributions	(.48)	(.21)D	–
Net asset value, end of period	$16.60	$17.02	$11.58
Total ReturnE,F	.18%	48.96%	15.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%J	1.01%I,J
Expenses net of fee waivers, if any	1.00%I	1.01%J	1.01%I,J
Expenses net of all reductions	1.00%I	1.01%J	1.01%I,J
Net investment income (loss)	(.89)%I	(.83)%	(.23)%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,748	$36,731	$2,880
Portfolio turnover rateK	31%I	39%	0%L

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.09	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	(.09)	–C
Net realized and unrealized gain (loss)	.14	5.80	1.58
Total from investment operations	.08	5.71	1.58
Distributions from net investment income	–	–	–
Distributions from net realized gain	(.55)	(.20)	–
Total distributions	(.55)	(.20)	–
Net asset value, end of period	$16.62	$17.09	$11.58
Total ReturnD,E	.27%	49.47%	15.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.76%I	.75%H
Expenses net of fee waivers, if any	.75%H	.76%I	.75%H
Expenses net of all reductions	.75%H	.75%	.75%H
Net investment income (loss)	(.65)%H	(.57)%	.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$19,769	$3,476	$116
Portfolio turnover rateJ	31%H	39%	0%K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.11	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.05)	–C
Net realized and unrealized gain (loss)	.13	5.79	1.59
Total from investment operations	.10	5.74	1.59
Distributions from net investment income	–	–	–
Distributions from net realized gain	(.51)	(.22)	–
Total distributions	(.51)	(.22)	–
Net asset value, end of period	$16.70	$17.11	$11.59
Total ReturnD,E	.45%	49.70%	15.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%H
Expenses net of fee waivers, if any	.50%H	.50%	.50%H
Expenses net of all reductions	.50%H	.50%	.50%H
Net investment income (loss)	(.39)%H	(.32)%	.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$174	$174	$116
Portfolio turnover rateI	31%H	39%	0%J

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Communications Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.16	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.03	.01
Net realized and unrealized gain (loss)	.14	5.80	1.58
Total from investment operations	.15	5.83	1.59
Distributions from net investment income	–	–C	–
Distributions from net realized gain	(.55)	(.26)	–
Total distributions	(.55)	(.26)	–
Net asset value, end of period	$16.76	$17.16	$11.59
Total ReturnD,E	.71%	50.57%	15.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	-%	- %H
Expenses net of fee waivers, if any	- %H	-%	- %H
Expenses net of all reductions	- %H	-%	- %H
Net investment income (loss)	.11%H	.18%	.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$36,598	$33,282	$4,029
Portfolio turnover rateI	31%H	39%	0%J

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Finance Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
Signature Bank	6.2
Visa, Inc. Class A	5.4
MasterCard, Inc. Class A	5.3
BlackRock, Inc. Class A	5.2
Arch Capital Group Ltd.	5.1
27.2

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Financials	63.4
Information Technology	25.1
Real Estate	5.0
Industrials	4.7
Consumer Discretionary	0.9

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 21.6%

Fidelity® Disruptive Finance Fund

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.9%
Internet & Direct Marketing Retail - 0.9%
MercadoLibre, Inc. (a)	737	$875,858
FINANCIALS - 63.4%
Banks - 14.0%
DBS Group Holdings Ltd.	149,817	3,279,494
DNB Bank ASA	154,255	3,380,305
Meta Financial Group, Inc.	19,580	1,170,297
Signature Bank	20,648	6,241,891
		14,071,987
Capital Markets - 23.2%
Apollo Global Management LLC Class A	39,520	2,797,226
Avanza Bank Holding AB	25,821	985,239
BlackRock, Inc. Class A	5,757	5,207,840
Brookfield Asset Management, Inc. Class A	53,062	2,980,493
Cboe Global Markets, Inc.	12,494	1,610,976
Coinbase Global, Inc.	3,428	1,079,820
Intercontinental Exchange, Inc.	26,538	3,469,047
MSCI, Inc.	2,941	1,851,212
Tradeweb Markets, Inc. Class A	20,153	1,934,688
Virtu Financial, Inc. Class A	50,548	1,424,443
		23,340,984
Consumer Finance - 9.1%
Ally Financial, Inc.	50,279	2,304,287
Capital One Financial Corp.	35,024	4,921,923
First Cash Financial Services, Inc.	29,366	1,874,725
		9,100,935
Insurance - 14.3%
Arch Capital Group Ltd. (a)	127,218	5,137,063
Arthur J. Gallagher & Co.	20,016	3,260,606
BRP Group, Inc. (a)	135,702	5,026,402
Hiscox Ltd.	87,317	961,998
		14,386,069
Thrifts & Mortgage Finance - 2.8%
NMI Holdings, Inc. (a)	94,966	1,861,334
PennyMac Financial Services, Inc. (b)	14,630	926,518
		2,787,852

TOTAL FINANCIALS		63,687,827

INDUSTRIALS - 4.7%
Professional Services - 4.7%
Equifax, Inc.	11,099	3,092,736
Verisk Analytics, Inc.	7,462	1,677,980
		4,770,716
INFORMATION TECHNOLOGY - 25.1%
IT Services - 22.1%
Adyen BV (a)(c)	925	2,562,098
Afterpay Ltd. (a)	9,964	763,050
Global Payments, Inc.	17,925	2,133,792
MasterCard, Inc. Class A	16,802	5,291,286
MoneyGram International, Inc. (a)	156,469	927,861
Nuvei Corp. (a)(c)	16,290	1,604,070
PayPal Holdings, Inc. (a)	9,993	1,847,606
Repay Holdings Corp. (a)	52,712	862,368
Square, Inc. (a)	3,992	831,653
Visa, Inc. Class A	27,782	5,383,318
		22,207,102
Software - 3.0%
Black Knight, Inc. (a)	42,426	3,032,186

TOTAL INFORMATION TECHNOLOGY		25,239,288

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	7,226	1,445,706
American Homes 4 Rent Class A	36,459	1,461,641
		2,907,347
Real Estate Management & Development - 2.1%
Doma Holdings, Inc. Class A (b)	328,080	2,070,185

TOTAL REAL ESTATE		4,977,532

TOTAL COMMON STOCKS
(Cost $82,217,553)		99,551,221

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (d)	844,444	844,613
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	1,181,582	1,181,700
TOTAL MONEY MARKET FUNDS
(Cost $2,026,313)		2,026,313
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $84,243,866)		101,577,534
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,087,170)
NET ASSETS - 100%		$100,490,364

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,166,168 or 4.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$787,091	$15,227,089	$15,169,567	$341	$--	$--	$844,613	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	3,060,400	15,959,846	17,838,546	686	--	--	1,181,700	0.0%
Total	$3,847,491	$31,186,935	$33,008,113	$1,027	$--	$--	$2,026,313

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$875,858	$875,858	$--	$--
Financials	63,687,827	63,687,827	--	--
Industrials	4,770,716	4,770,716	--	--
Information Technology	25,239,288	21,914,140	3,325,148	--
Real Estate	4,977,532	4,977,532	--	--
Money Market Funds	2,026,313	2,026,313	--	--
Total Investments in Securities:	$101,577,534	$98,252,386	$3,325,148	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.4%
Bermuda	6.1%
Canada	4.6%
Norway	3.4%
Singapore	3.2%
Netherlands	2.5%
Sweden	1.0%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Finance Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,142,376) — See accompanying schedule: Unaffiliated issuers (cost $82,217,553)	$99,551,221
Fidelity Central Funds (cost $2,026,313)	2,026,313
Total Investment in Securities (cost $84,243,866)		$101,577,534
Receivable for investments sold		24,099
Receivable for fund shares sold		376,463
Dividends receivable		40,123
Distributions receivable from Fidelity Central Funds		203
Total assets		102,018,422
Liabilities
Payable for fund shares redeemed	$296,066
Accrued management fee	50,292
Collateral on securities loaned	1,181,700
Total liabilities		1,528,058
Net Assets		$100,490,364
Net Assets consist of:
Paid in capital		$81,508,651
Total accumulated earnings (loss)		18,981,713
Net Assets		$100,490,364
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Finance Fund:
Net Asset Value, offering price and redemption price per share ($44,915,013 ÷ 2,451,834 shares)		$18.32
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($15,874,965 ÷ 864,291 shares)		$18.37
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($187,611 ÷ 10,176 shares)		$18.44
Class F:
Net Asset Value, offering price and redemption price per share ($39,512,775 ÷ 2,136,144 shares)		$18.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends		$679,937
Interest		49
Income from Fidelity Central Funds (including $686 from security lending)		1,027
Income before foreign taxes withheld		681,013
Less foreign taxes withheld		(46,388)
Total income		634,625
Expenses
Management fee	$274,536
Independent trustees' fees and expenses	155
Total expenses before reductions	274,691
Expense reductions	(1)
Total expenses after reductions		274,690
Net investment income (loss)		359,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,337,702
Foreign currency transactions	(3,510)
Total net realized gain (loss)		1,334,192
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,123,821)
Assets and liabilities in foreign currencies	(156)
Total change in net unrealized appreciation (depreciation)		(1,123,977)
Net gain (loss)		210,215
Net increase (decrease) in net assets resulting from operations		$570,150

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$359,935	$499,196
Net realized gain (loss)	1,334,192	549,994
Change in net unrealized appreciation (depreciation)	(1,123,977)	17,920,809
Net increase (decrease) in net assets resulting from operations	570,150	18,969,999
Distributions to shareholders	(513,745)	(553,515)
Share transactions - net increase (decrease)	13,548,640	61,783,456
Total increase (decrease) in net assets	13,605,045	80,199,940
Net Assets
Beginning of period	86,885,319	6,685,379
End of period	$100,490,364	$86,885,319

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Finance Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.20	$11.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11C	.03
Net realized and unrealized gain (loss)	.17	6.41	1.83
Total from investment operations	.20	6.52	1.86
Distributions from net investment income	(.04)	(.05)	–
Distributions from net realized gain	(.04)	(.13)	–
Total distributions	(.08)	(.18)	–
Net asset value, end of period	$18.32	$18.20	$11.86
Total ReturnD,E	1.07%	55.31%	18.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.01%I	1.01%H,I
Expenses net of fee waivers, if any	1.00%H	1.01%I	1.01%H,I
Expenses net of all reductions	1.00%H	1.01%I	1.01%H,I
Net investment income (loss)	.29%H	.72%C	1.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$44,915	$48,219	$2,373
Portfolio turnover rateJ	28%H	18%	0%K,L

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.28	$11.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.20C	.03
Net realized and unrealized gain (loss)	.15	6.38	1.83
Total from investment operations	.22	6.58	1.86
Distributions from net investment income	(.10)	(.03)	–
Distributions from net realized gain	(.04)	(.13)	–
Total distributions	(.13)D	(.16)	–
Net asset value, end of period	$18.37	$18.28	$11.86
Total ReturnE,F	1.22%	55.73%	18.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I,J	.75%	.75%I
Expenses net of fee waivers, if any	.76%I,J	.75%	.75%I
Expenses net of all reductions	.76%I,J	.75%	.75%I
Net investment income (loss)	.70%I	1.30%C	2.26%I
Supplemental Data
Net assets, end of period (000 omitted)	$15,875	$2,668	$119
Portfolio turnover rateK	28%I	18%	0%L,M

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount represents less than 1%.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.30	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15C	.03
Net realized and unrealized gain (loss)	.16	6.46	1.84
Total from investment operations	.24	6.61	1.87
Distributions from net investment income	(.07)	(.05)	–
Distributions from net realized gain	(.04)	(.13)	–
Total distributions	(.10)D	(.18)	–
Net asset value, end of period	$18.44	$18.30	$11.87
Total ReturnE,F	1.32%	56.03%	18.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%I
Expenses net of fee waivers, if any	.50%I	.50%	.50%I
Expenses net of all reductions	.50%I	.50%	.50%I
Net investment income (loss)	.81%I	1.03%C	2.51%I
Supplemental Data
Net assets, end of period (000 omitted)	$188	$185	$119
Portfolio turnover rateJ	28%I	18%	0%K,L

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Finance Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.35	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26C	.04
Net realized and unrealized gain (loss)	.16	6.45	1.83
Total from investment operations	.29	6.71	1.87
Distributions from net investment income	(.10)	(.10)	–
Distributions from net realized gain	(.04)	(.13)	–
Total distributions	(.14)	(.23)	–
Net asset value, end of period	$18.50	$18.35	$11.87
Total ReturnD,E	1.57%	56.95%	18.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	-%	- %H
Expenses net of fee waivers, if any	- %H	-%	- %H
Expenses net of all reductions	- %H	-%	- %H
Net investment income (loss)	1.32%H	1.68%C	3.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$39,513	$35,814	$4,075
Portfolio turnover rateI	28%H	18%	0%J,K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Medicine Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
Danaher Corp.	4.7
UnitedHealth Group, Inc.	4.4
Centene Corp.	3.7
Boston Scientific Corp.	3.6
Humana, Inc.	3.6
20.0

Top Market Sectors as of November 30, 2021

% of fund's net assets
Health Care	99.4

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 17.3%

Fidelity® Disruptive Medicine Fund

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
HEALTH CARE - 99.4%
Biotechnology - 19.4%
ADC Therapeutics SA (a)	3,214	$71,544
Agios Pharmaceuticals, Inc. (a)(b)	17,530	624,419
Allakos, Inc. (a)	10,843	849,549
Alnylam Pharmaceuticals, Inc. (a)	13,541	2,488,836
Argenx SE (a)	156	43,704
Argenx SE ADR (a)	4,122	1,150,904
Ascendis Pharma A/S sponsored ADR (a)	3,865	529,582
Cerevel Therapeutics Holdings (a)	33,779	1,053,567
Cytokinetics, Inc. (a)	15,126	595,057
Exelixis, Inc. (a)	38,471	645,928
Innovent Biologics, Inc. (a)(c)	71,317	634,244
Instil Bio, Inc.(b)	18,870	414,763
Keros Therapeutics, Inc. (a)	5,405	301,545
Regeneron Pharmaceuticals, Inc. (a)	4,471	2,845,926
Relay Therapeutics, Inc. (a)	10,553	310,469
Revolution Medicines, Inc. (a)	12,627	349,263
TG Therapeutics, Inc. (a)	42,045	639,084
Twist Bioscience Corp. (a)	2,836	270,838
Tyra Biosciences, Inc.	16,016	401,841
Vertex Pharmaceuticals, Inc. (a)	2,841	531,097
Xenon Pharmaceuticals, Inc. (a)	3,018	80,581
Zentalis Pharmaceuticals, Inc. (a)	6,819	559,499
Zymeworks, Inc. (a)	10,129	203,694
		15,595,934
Health Care Equipment& Supplies - 22.5%
Align Technology, Inc. (a)	1,602	979,671
Atricure, Inc. (a)	13,861	878,787
Boston Scientific Corp. (a)	75,375	2,869,526
DexCom, Inc. (a)	3,251	1,828,980
Insulet Corp. (a)	7,305	2,107,054
Intuitive Surgical, Inc. (a)	5,227	1,695,325
Masimo Corp. (a)	6,526	1,815,011
Nanosonics Ltd. (a)	239,159	930,845
Nevro Corp. (a)	717	62,436
Penumbra, Inc. (a)	5,949	1,461,372
Stryker Corp.	7,276	1,721,720
Tandem Diabetes Care, Inc. (a)	9,197	1,181,998
ViewRay, Inc. (a)	95,624	491,507
		18,024,232
Health Care Providers & Services - 13.9%
Centene Corp. (a)	41,353	2,953,018
Guardant Health, Inc. (a)	8,024	843,483
Humana, Inc.	6,789	2,849,411
Oak Street Health, Inc. (a)(b)	29,860	924,167
UnitedHealth Group, Inc.	8,002	3,554,648
		11,124,727
Health Care Technology - 3.4%
Castlight Health, Inc. Class B (a)	148,987	227,950
Health Catalyst, Inc. (a)	8,135	352,978
Inspire Medical Systems, Inc. (a)	4,888	1,091,344
Veeva Systems, Inc. Class A (a)	3,828	1,081,716
		2,753,988
Life Sciences Tools & Services - 26.0%
10X Genomics, Inc. (a)	15,477	2,365,040
Bio-Rad Laboratories, Inc. Class A (a)	2,326	1,751,943
Bruker Corp.	30,026	2,431,806
Charles River Laboratories International, Inc. (a)	4,614	1,688,124
Danaher Corp.	11,781	3,789,243
Lonza Group AG	3,202	2,591,456
Maravai LifeSciences Holdings, Inc.	21,342	980,451
Nanostring Technologies, Inc. (a)	2,249	92,434
Olink Holding AB ADR (b)	11,974	250,975
Pacific Biosciences of California, Inc. (a)	11,351	263,457
Sartorius Stedim Biotech	3,919	2,317,382
Thermo Fisher Scientific, Inc.	3,733	2,362,354
		20,884,665
Pharmaceuticals - 14.2%
Arvinas Holding Co. LLC (a)	9,517	719,580
AstraZeneca PLC sponsored ADR	45,796	2,510,995
Axsome Therapeutics, Inc. (a)(b)	10,081	348,198
Cyteir Therapeutics, Inc.	22,777	378,326
Eli Lilly & Co.	6,783	1,682,455
Roche Holding AG (participation certificate)	2,695	1,052,156
Royalty Pharma PLC	63,679	2,532,514
Theseus Pharmaceuticals, Inc. (b)	45,875	656,471
UCB SA	13,536	1,475,862
		11,356,557
TOTAL COMMON STOCKS
(Cost $71,830,510)		79,740,103

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.06% (d)	565,180	565,293
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	2,852,365	2,852,650
TOTAL MONEY MARKET FUNDS
(Cost $3,417,943)		3,417,943
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $75,248,453)		83,158,046
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(2,984,502)
NET ASSETS - 100%		$80,173,544

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $634,244 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,620,592	$14,202,539	$15,257,838	$290	$--	$--	$565,293	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	4,950,950	7,927,844	10,026,144	4,338	--	--	2,852,650	0.0%
Total	$6,571,542	$22,130,383	$25,283,982	$4,628	$--	$--	$3,417,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$79,740,103	$78,644,243	$1,095,860	$--
Money Market Funds	3,417,943	3,417,943	--	--
Total Investments in Securities:	$83,158,046	$82,062,186	$1,095,860	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.7%
Switzerland	4.6%
United Kingdom	3.1%
France	2.9%
Belgium	1.9%
Netherlands	1.5%
Australia	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Medicine Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,780,328) — See accompanying schedule: Unaffiliated issuers (cost $71,830,510)	$79,740,103
Fidelity Central Funds (cost $3,417,943)	3,417,943
Total Investment in Securities (cost $75,248,453)		$83,158,046
Receivable for fund shares sold		298,143
Dividends receivable		26,755
Distributions receivable from Fidelity Central Funds		3,181
Total assets		83,486,125
Liabilities
Payable for fund shares redeemed	$424,713
Accrued management fee	35,218
Collateral on securities loaned	2,852,650
Total liabilities		3,312,581
Net Assets		$80,173,544
Net Assets consist of:
Paid in capital		$72,528,234
Total accumulated earnings (loss)		7,645,310
Net Assets		$80,173,544
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Medicine Fund:
Net Asset Value, offering price and redemption price per share ($27,149,610 ÷ 2,023,903 shares)		$13.41
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($16,311,093 ÷ 1,215,636 shares)		$13.42
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($137,473 ÷ 10,201 shares)		$13.48
Class F:
Net Asset Value, offering price and redemption price per share ($36,575,368 ÷ 2,704,670 shares)		$13.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends		$100,541
Income from Fidelity Central Funds (including $4,338 from security lending)		4,628
Total income		105,169
Expenses
Management fee	$202,572
Independent trustees' fees and expenses	130
Total expenses		202,702
Net investment income (loss)		(97,533)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(119,452)
Foreign currency transactions	1,329
Total net realized gain (loss)		(118,123)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,928,675
Assets and liabilities in foreign currencies	(350)
Total change in net unrealized appreciation (depreciation)		2,928,325
Net gain (loss)		2,810,202
Net increase (decrease) in net assets resulting from operations		$2,712,669

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(97,533)	$(55,877)
Net realized gain (loss)	(118,123)	1,454,032
Change in net unrealized appreciation (depreciation)	2,928,325	4,512,574
Net increase (decrease) in net assets resulting from operations	2,712,669	5,910,729
Distributions to shareholders	(869,901)	(423,439)
Share transactions - net increase (decrease)	10,139,171	52,904,154
Total increase (decrease) in net assets	11,981,939	58,391,444
Net Assets
Beginning of period	68,191,605	9,800,161
End of period	$80,173,544	$68,191,605

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Medicine Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.00	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	(.07)	(.01)
Net realized and unrealized gain (loss)	.59	2.10	1.07
Total from investment operations	.54	2.03	1.06
Distributions from net realized gain	(.13)	(.09)	–
Total distributions	(.13)	(.09)	–
Net asset value, end of period	$13.41	$13.00	$11.06
Total ReturnC,D	4.10%	18.44%	10.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.01%H	1.01%G,H
Expenses net of fee waivers, if any	1.00%G	1.01%H	1.01%G,H
Expenses net of all reductions	1.00%G	1.01%H	1.01%G,H
Net investment income (loss)	(.73)%G	(.58)%	(.75)%G
Supplemental Data
Net assets, end of period (000 omitted)	$27,150	$32,331	$5,666
Portfolio turnover rateI	31%G	44%	0%J,K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.04	$11.05	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.03)	(.01)
Net realized and unrealized gain (loss)	.59	2.11	1.06
Total from investment operations	.56	2.08	1.05
Distributions from net realized gain	(.18)	(.09)	–
Total distributions	(.18)	(.09)	–
Net asset value, end of period	$13.42	$13.04	$11.05
Total ReturnC,D	4.26%	18.86%	10.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.76%H	.75%G
Expenses net of fee waivers, if any	.75%G	.76%H	.75%G
Expenses net of all reductions	.75%G	.76%H	.75%G
Net investment income (loss)	(.49)%G	(.25)%	(.48)%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,311	$3,786	$111
Portfolio turnover rateI	31%G	44%	0%J,K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.06	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	(.01)	–C
Net realized and unrealized gain (loss)	.60	2.12	1.06
Total from investment operations	.58	2.11	1.06
Distributions from net realized gain	(.16)	(.11)	–
Total distributions	(.16)	(.11)	–
Net asset value, end of period	$13.48	$13.06	$11.06
Total ReturnD,E	4.39%	19.10%	10.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%H
Expenses net of fee waivers, if any	.50%H	.50%	.50%H
Expenses net of all reductions	.50%H	.50%	.50%H
Net investment income (loss)	(.24)%H	(.11)%	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$137	$132	$111
Portfolio turnover rateI	31%H	44%	0%J,K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Medicine Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$11.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06	–C
Net realized and unrealized gain (loss)	.59	2.10	1.07
Total from investment operations	.61	2.16	1.07
Distributions from net realized gain	(.18)	(.14)	–
Total distributions	(.18)	(.14)	–
Net asset value, end of period	$13.52	$13.09	$11.07
Total ReturnD,E	4.66%	19.60%	10.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	-%	- %H
Expenses net of fee waivers, if any	- %H	-%	- %H
Expenses net of all reductions	- %H	-%	- %H
Net investment income (loss)	.27%H	.45%	.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$36,575	$31,943	$3,914
Portfolio turnover rateI	31%H	44%	0%J,K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Technology Fund

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
Microsoft Corp.	6.0
NVIDIA Corp.	5.8
Alphabet, Inc. Class C	4.9
Adobe, Inc.	4.8
Salesforce.com, Inc.	4.3
25.8

Top Market Sectors as of November 30, 2021

% of fund's net assets
Information Technology	59.4
Communication Services	24.3
Consumer Discretionary	13.5
Industrials	1.2

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 30.9%

Fidelity® Disruptive Technology Fund

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 24.3%
Entertainment - 8.1%
Netflix, Inc. (a)	12,044	$7,731,044
Roku, Inc. Class A (a)	3,779	860,138
Sea Ltd. ADR (a)	22,034	6,347,334
Spotify Technology SA (a)	5,392	1,285,992
		16,224,508
Interactive Media & Services - 14.7%
Alphabet, Inc. Class C (a)	3,426	9,760,811
Kakao Corp.	11,432	1,178,776
Meta Platforms, Inc. Class A (a)	11,914	3,865,616
Snap, Inc. Class A (a)	43,534	2,072,654
Tencent Holdings Ltd.	28,565	1,665,885
Yandex NV Series A (a)(b)	52,168	3,752,966
Z Holdings Corp.	1,107,731	7,331,416
		29,628,124
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	28,596	3,111,531

TOTAL COMMUNICATION SERVICES		48,964,163

CONSUMER DISCRETIONARY - 13.5%
Automobiles - 1.0%
Tesla, Inc. (a)	1,878	2,149,859
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A	8,409	1,450,889
MakeMyTrip Ltd. (a)(b)	103,937	2,530,866
		3,981,755
Internet & Direct Marketing Retail - 10.0%
Amazon.com, Inc. (a)	2,051	7,193,001
Delivery Hero AG (a)(c)	11,216	1,497,152
Doordash, Inc.	8,436	1,508,104
Farfetch Ltd. Class A (a)(b)	57,065	1,963,607
Meituan Class B (a)(c)	161,962	4,922,724
MercadoLibre, Inc. (a)	1,090	1,295,367
ZOZO, Inc.	55,668	1,780,332
		20,160,287
Specialty Retail - 0.5%
Auto1 Group SE (c)	33,852	952,111

TOTAL CONSUMER DISCRETIONARY		27,244,012

INDUSTRIALS - 1.2%
Road & Rail - 1.2%
Lyft, Inc. (a)	27,387	1,112,186
Uber Technologies, Inc. (a)	33,919	1,288,922
		2,401,108
INFORMATION TECHNOLOGY - 59.4%
Electronic Equipment & Components - 1.0%
Samsung SDI Co. Ltd.	3,468	2,016,586
IT Services - 9.8%
Adyen BV (a)(c)	1,600	4,431,736
EPAM Systems, Inc. (a)	4,120	2,507,226
MongoDB, Inc. Class A (a)	8,266	4,117,295
Snowflake Computing, Inc. (a)	11,299	3,843,355
Square, Inc. (a)	9,012	1,877,470
Twilio, Inc. Class A (a)	10,488	3,001,141
		19,778,223
Semiconductors & Semiconductor Equipment - 16.3%
ASML Holding NV (Netherlands)	10,519	8,256,154
Enphase Energy, Inc. (a)	17,484	4,371,000
NVIDIA Corp.	36,157	11,814,661
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	72,404	8,482,129
		32,923,944
Software - 30.8%
Adobe, Inc. (a)	14,503	9,714,835
Amplitude, Inc.	29,043	1,887,795
Atlassian Corp. PLC (a)	10,789	4,060,116
Confluent, Inc.	16,988	1,325,404
Crowdstrike Holdings, Inc. (a)	9,594	2,083,241
HubSpot, Inc. (a)	6,448	5,202,956
Intuit, Inc.	9,606	6,265,994
Kingdee International Software Group Co. Ltd. (a)	522,556	1,584,823
Microsoft Corp.	36,425	12,041,737
Qualtrics International, Inc.	34,305	1,110,110
Salesforce.com, Inc. (a)	30,760	8,765,370
Workday, Inc. Class A (a)	29,252	8,021,776
		62,064,157
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	18,356	3,034,247

TOTAL INFORMATION TECHNOLOGY		119,817,157

TOTAL COMMON STOCKS
(Cost $156,432,446)		198,426,440

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.06% (d)	3,397,828	3,398,507
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	6,038,996	6,039,600
TOTAL MONEY MARKET FUNDS
(Cost $9,438,107)		9,438,107
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $165,870,553)		207,864,547
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(6,212,617)
NET ASSETS - 100%		$201,651,930

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,803,723 or 5.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,205,966	$31,406,715	$29,214,174	$520	$--	$--	$3,398,507	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	2,271,625	34,880,954	31,112,979	2,243	--	--	6,039,600	0.0%
Total	$3,477,591	$66,287,669	$60,327,153	$2,763	$--	$--	$9,438,107

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$48,964,163	$39,966,862	$8,997,301	$--
Consumer Discretionary	27,244,012	22,321,288	4,922,724	--
Industrials	2,401,108	2,401,108	--	--
Information Technology	119,817,157	107,129,267	12,687,890	--
Money Market Funds	9,438,107	9,438,107	--	--
Total Investments in Securities:	$207,864,547	$181,256,632	$26,607,915	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.1%
Netherlands	8.2%
Cayman Islands	7.2%
Japan	4.5%
Taiwan	4.2%
United Kingdom	2.0%
Korea (South)	1.6%
Mauritius	1.3%
Germany	1.2%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Disruptive Technology Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,793,084) — See accompanying schedule: Unaffiliated issuers (cost $156,432,446)	$198,426,440
Fidelity Central Funds (cost $9,438,107)	9,438,107
Total Investment in Securities (cost $165,870,553)		$207,864,547
Receivable for fund shares sold		1,037,277
Dividends receivable		23,160
Distributions receivable from Fidelity Central Funds		652
Total assets		208,925,636
Liabilities
Payable for fund shares redeemed	$1,106,403
Accrued management fee	127,703
Collateral on securities loaned	6,039,600
Total liabilities		7,273,706
Net Assets		$201,651,930
Net Assets consist of:
Paid in capital		$159,055,007
Total accumulated earnings (loss)		42,596,923
Net Assets		$201,651,930
Net Asset Value and Maximum Offering Price
Fidelity Disruptive Technology Fund:
Net Asset Value, offering price and redemption price per share ($97,959,987 ÷ 4,828,121 shares)		$20.29
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($63,181,585 ÷ 3,112,909 shares)		$20.30
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($206,771 ÷ 10,141 shares)		$20.39
Class F:
Net Asset Value, offering price and redemption price per share ($40,303,587 ÷ 1,969,422 shares)		$20.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends		$167,564
Income from Fidelity Central Funds (including $2,243 from security lending)		2,763
Income before foreign taxes withheld		170,327
Less foreign taxes withheld		(22,556)
Total income		147,771
Expenses
Management fee	$729,769
Independent trustees' fees and expenses	320
Total expenses before reductions	730,089
Expense reductions	(1)
Total expenses after reductions		730,088
Net investment income (loss)		(582,317)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,200,996
Foreign currency transactions	244
Total net realized gain (loss)		1,201,240
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	21,487,651
Assets and liabilities in foreign currencies	(374)
Total change in net unrealized appreciation (depreciation)		21,487,277
Net gain (loss)		22,688,517
Net increase (decrease) in net assets resulting from operations		$22,106,200

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(582,317)	$(609,356)
Net realized gain (loss)	1,201,240	3,211,992
Change in net unrealized appreciation (depreciation)	21,487,277	19,747,237
Net increase (decrease) in net assets resulting from operations	22,106,200	22,349,873
Distributions to shareholders	(1,610,041)	(482,032)
Share transactions - net increase (decrease)	10,530,696	138,300,525
Total increase (decrease) in net assets	31,026,855	160,168,366
Net Assets
Beginning of period	170,625,075	10,456,709
End of period	$201,651,930	$170,625,075

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptive Technology Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.10	$11.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.08)	(.13)	(.01)
Net realized and unrealized gain (loss)	2.41	6.81	1.50
Total from investment operations	2.33	6.68	1.49
Distributions from net realized gain	(.14)	(.07)	–
Total distributions	(.14)	(.07)	–
Net asset value, end of period	$20.29	$18.10	$11.49
Total ReturnC,D	12.93%	58.13%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.01%H	1.01%G,H
Expenses net of fee waivers, if any	1.00%G	1.01%H	1.01%G,H
Expenses net of all reductions	1.00%G	1.01%H	1.01%G,H
Net investment income (loss)	(.85)%G	(.77)%	(.62)%G
Supplemental Data
Net assets, end of period (000 omitted)	$97,960	$130,244	$6,198
Portfolio turnover rateI	28%G	29%	0%J

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.15	$11.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	(.07)	–C
Net realized and unrealized gain (loss)	2.43	6.78	1.49
Total from investment operations	2.37	6.71	1.49
Distributions from net realized gain	(.22)	(.05)	–
Total distributions	(.22)	(.05)	–
Net asset value, end of period	$20.30	$18.15	$11.49
Total ReturnD,E	13.13%	58.46%	14.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H,I	.76%I	.75%H
Expenses net of fee waivers, if any	.76%H,I	.76%I	.75%H
Expenses net of all reductions	.76%H,I	.76%I	.75%H
Net investment income (loss)	(.60)%H	(.44)%	(.36)%H
Supplemental Data
Net assets, end of period (000 omitted)	$63,182	$7,600	$115
Portfolio turnover rateJ	28%H	29%	0%K

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.18	$11.50	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.05)	–C
Net realized and unrealized gain (loss)	2.43	6.81	1.50
Total from investment operations	2.40	6.76	1.50
Distributions from net realized gain	(.19)	(.08)	–
Total distributions	(.19)	(.08)	–
Net asset value, end of period	$20.39	$18.18	$11.50
Total ReturnD,E	13.24%	58.79%	15.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%H
Expenses net of fee waivers, if any	.50%H	.50%	.50%H
Expenses net of all reductions	.50%H	.50%	.50%H
Net investment income (loss)	(.35)%H	(.28)%	(.10)%H
Supplemental Data
Net assets, end of period (000 omitted)	$207	$183	$115
Portfolio turnover rateI	28%H	29%	0%J

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptive Technology Fund Class F

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$18.24	$11.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.04	.01
Net realized and unrealized gain (loss)	2.43	6.81	1.50
Total from investment operations	2.45	6.85	1.51
Distributions from net realized gain	(.23)	(.12)	–
Total distributions	(.23)	(.12)	–
Net asset value, end of period	$20.46	$18.24	$11.51
Total ReturnC,D	13.48%	59.58%	15.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	-%	- %G
Expenses net of fee waivers, if any	- %G	-%	- %G
Expenses net of all reductions	- %G	-%	- %G
Net investment income (loss)	.15%G	.23%	.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$40,304	$32,598	$4,029
Portfolio turnover rateH	28%G	29%	0%I

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Disruptive Fund, Loyalty Class 1, Loyalty Class 2 and Class F shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. For certain accounts, Fidelity Disruptive Fund shares will automatically convert to Loyalty Class 1 shares after a holding period of one year from the initial date of purchase; and then from Loyalty Class 1 shares to Loyalty Class 2 shares after another holding period of two years. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Disruptive Automation Fund	$147,685,186	$40,748,824	$(4,326,719)	$36,422,105
Fidelity Disruptive Communications Fund	69,733,331	15,737,856	(6,326,620)	9,411,236
Fidelity Disruptive Finance Fund	84,262,410	21,798,773	(4,483,649)	17,315,124
Fidelity Disruptive Medicine Fund	75,281,985	13,155,134	(5,279,073)	7,876,061
Fidelity Disruptive Technology Fund	165,915,739	49,056,907	(7,108,099)	41,948,808

Certain of the Funds elected to defer to the next fiscal year end ordinary losses recognized during the period January 1, 2021 to May 31, 2021. Loss deferrals were as follows:

Fidelity Disruptive Automation Fund	$26,629

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation Fund	32,832,939	16,261,396
Fidelity Disruptive Communications Fund	16,743,612	12,131,097
Fidelity Disruptive Finance Fund	26,673,433	13,226,301
Fidelity Disruptive Medicine Fund	21,719,318	12,161,041
Fidelity Disruptive Technology Fund	32,817,794	26,606,463

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide each Fund with investment management related services for which each Class of each Fund pays a monthly all-inclusive management fee based on an annual percentage of class-level average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses.

Under the expense contract, the investment adviser pays all other class-level operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of Loyalty Class 1, Loyalty Class 2 and Class F do not exceed an annual percentage of class-level average net assets.

For the reporting period, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Class-Level Average Net Assets	Expense Contract Annual % of Class-Level Average Net Assets
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Disruptive Automation Fund	$26
Fidelity Disruptive Communications Fund	80
Fidelity Disruptive Finance Fund	934
Fidelity Disruptive Medicine Fund	349
Fidelity Disruptive Technology Fund	149

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disruptive Automation Fund	4,677,254	1,314,120	387,144
Fidelity Disruptive Communications Fund	1,449,570	1,497,602	175,383
Fidelity Disruptive Finance Fund	1,665,068	91,350	6,090
Fidelity Disruptive Medicine Fund	1,038,921	6,464	(2,465)
Fidelity Disruptive Technology Fund	1,572,089	340,308	154,613

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Disruptive Automation Fund	$43	$–	$–
Fidelity Disruptive Communications Fund	$66	$–	$–
Fidelity Disruptive Finance Fund	$68	$–	$–
Fidelity Disruptive Medicine Fund	$467	$241	$–
Fidelity Disruptive Technology Fund	$201	$–	$–

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Disruptive Automation Fund	$1
Fidelity Disruptive Communications Fund	1
Fidelity Disruptive Finance Fund	1
Fidelity Disruptive Technology Fund	1

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2021	Year ended May 31, 2021
Fidelity Disruptive Automation Fund
Distributions to shareholders
Fidelity Disruptive Automation Fund	$1,018,642	$205,853
Loyalty Class 1	305,447	380
Loyalty Class 2	2,338	580
Class F	510,146	125,752
Total	$1,836,573	$332,565
Fidelity Disruptive Communications Fund
Distributions to shareholders
Fidelity Disruptive Communications Fund	$1,003,531	$357,886
Loyalty Class 1	254,290	1,960
Loyalty Class 2	5,212	2,160
Class F	1,088,835	322,189
Total	$2,351,868	$684,195
Fidelity Disruptive Finance Fund
Distributions to shareholders
Fidelity Disruptive Finance Fund	$198,996	$275,435
Loyalty Class 1	38,524	1,550
Loyalty Class 2	1,042	1,791
Class F	275,183	274,739
Total	$513,745	$553,515
Fidelity Disruptive Medicine Fund
Distributions to shareholders
Fidelity Disruptive Medicine Fund	$313,911	$201,834
Loyalty Class 1	95,065	880
Loyalty Class 2	1,584	1,050
Class F	459,341	219,675
Total	$869,901	$423,439
Fidelity Disruptive Technology Fund
Distributions to shareholders
Fidelity Disruptive Technology Fund	$988,627	$337,814
Loyalty Class 1	206,471	540
Loyalty Class 2	1,888	760
Class F	413,055	142,918
Total	$1,610,041	$482,032

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2021	Year ended May 31, 2021	Six months ended November 30, 2021	Year ended May 31, 2021
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund
Shares sold	1,672,699	8,109,797	$32,467,152	$128,749,652
Reinvestment of distributions	50,911	11,823	965,783	192,321
Shares redeemed	(3,505,153)	(2,444,212)	(67,054,090)	(41,466,263)
Net increase (decrease)	(1,781,543)	5,677,408	$(33,621,155)	$87,475,710
Loyalty Class 1
Shares sold	2,591,135	361,542	$49,677,777	$6,514,213
Reinvestment of distributions	14,796	23	280,540	380
Shares redeemed	(142,713)	(1,275)	(2,784,232)	(22,450)
Net increase (decrease)	2,463,218	360,290	$47,174,085	$6,492,143
Loyalty Class 2
Reinvestment of distributions	123	35	$2,338	$580
Net increase (decrease)	123	35	$2,338	$580
Class F
Shares sold	228,444	1,529,549	$4,454,305	$23,645,930
Reinvestment of distributions	26,765	7,711	510,146	125,752
Shares redeemed	(61,988)	(38,462)	(1,214,549)	(652,008)
Net increase (decrease)	193,221	1,498,798	$3,749,902	$23,119,674
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund
Shares sold	620,156	2,862,562	$10,915,560	$41,588,156
Reinvestment of distributions	53,907	22,027	946,601	337,011
Shares redeemed	(1,521,955)	(975,678)	(26,508,293)	(15,178,956)
Net increase (decrease)	(847,892)	1,908,911	$(14,646,132)	$26,746,211
Loyalty Class 1
Shares sold	1,065,883	194,211	$18,604,646	$3,230,591
Reinvestment of distributions	13,531	128	237,597	1,960
Shares redeemed	(93,701)	(904)	(1,641,534)	(14,898)
Net increase (decrease)	985,713	193,435	$17,200,709	$3,217,653
Loyalty Class 2
Reinvestment of distributions	296	141	$5,212	$2,160
Net increase (decrease)	296	141	$5,212	$2,160
Class F
Shares sold	251,869	1,612,655	$4,454,305	$23,645,930
Reinvestment of distributions	61,690	21,004	1,088,835	322,189
Shares redeemed	(69,057)	(41,481)	(1,214,549)	(652,008)
Net increase (decrease)	244,502	1,592,178	$4,328,591	$23,316,111
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund
Shares sold	1,173,594	3,347,128	$22,235,430	$50,143,900
Reinvestment of distributions	10,194	17,533	188,187	261,234
Shares redeemed	(1,381,639)	(915,047)	(25,976,880)	(14,349,747)
Net increase (decrease)	(197,851)	2,449,614	$(3,553,263)	$36,055,387
Loyalty Class 1
Shares sold	766,873	135,962	$14,515,753	$2,458,603
Reinvestment of distributions	1,887	104	34,888	1,550
Shares redeemed	(50,395)	(140)	(964,719)	(2,536)
Net increase (decrease)	718,365	135,926	$13,585,922	$2,457,617
Loyalty Class 2
Reinvestment of distributions	56	120	$1,042	$1,791
Net increase (decrease)	56	120	$1,042	$1,791
Class F
Shares sold	233,156	1,630,409	$4,454,305	$23,645,930
Reinvestment of distributions	14,819	18,435	275,183	274,739
Shares redeemed	(64,044)	(39,917)	(1,214,549)	(652,008)
Net increase (decrease)	183,931	1,608,927	$3,514,939	$23,268,661
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund
Shares sold	992,439	3,763,088	$13,770,423	$46,047,685
Reinvestment of distributions	21,668	15,875	297,724	192,401
Shares redeemed	(1,477,107)	(1,804,525)	(20,412,291)	(22,618,198)
Net increase (decrease)	(463,000)	1,974,438	$(6,344,144)	$23,621,888
Loyalty Class 1
Shares sold	977,580	289,585	$13,513,764	$3,783,085
Reinvestment of distributions	6,145	72	84,377	880
Shares redeemed	(58,446)	(9,300)	(815,507)	(122,534)
Net increase (decrease)	925,279	280,357	$12,782,634	$3,661,431
Loyalty Class 2
Reinvestment of distributions	115	86	$1,584	$1,050
Net increase (decrease)	115	86	$1,584	$1,050
Class F
Shares sold	318,370	2,119,467	$4,454,305	$26,052,118
Reinvestment of distributions	33,286	18,080	459,341	219,675
Shares redeemed	(86,438)	(51,731)	(1,214,549)	(652,008)
Net increase (decrease)	265,218	2,085,816	$3,699,097	$25,619,785
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund
Shares sold	2,000,953	10,735,733	$39,618,562	$178,439,651
Reinvestment of distributions	48,906	18,945	946,323	324,533
Shares redeemed	(4,417,440)	(4,098,155)	(87,117,018)	(70,888,776)
Net increase (decrease)	(2,367,581)	6,656,523	$(46,552,133)	$107,875,408
Loyalty Class 1
Shares sold	2,879,373	416,027	$57,186,032	$7,416,389
Reinvestment of distributions	9,504	31	183,708	540
Shares redeemed	(194,621)	(7,405)	(3,941,609)	(129,412)
Net increase (decrease)	2,694,256	408,653	$53,428,131	$7,287,517
Loyalty Class 2
Reinvestment of distributions	97	44	$1,888	$760
Net increase (decrease)	97	44	$1,888	$760
Class F
Shares sold	221,907	1,466,428	$4,454,305	$23,645,930
Reinvestment of distributions	21,248	8,319	413,055	142,918
Shares redeemed	(60,742)	(37,913)	(1,214,550)	(652,008)
Net increase (decrease)	182,413	1,436,834	$3,652,810	$23,136,840

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Disruptors Fund
Fidelity Disruptive Automation Fund	22%
Fidelity Disruptive Communications Fund	46%
Fidelity Disruptive Finance Fund	39%
Fidelity Disruptive Medicine Fund	45%
Fidelity Disruptive Technology Fund	20%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund	1.00%
Actual		$1,000.00	$1,090.00	$5.24
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Loyalty Class 1.75%
Actual		$1,000.00	$1,091.50	$3.93
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,092.70	$2.62
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,095.20	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund	1.00%
Actual		$1,000.00	$1,001.80	$5.02
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Loyalty Class 1.75%
Actual		$1,000.00	$1,002.70	$3.77
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,004.50	$2.51
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,007.10	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund	1.00%
Actual		$1,000.00	$1,010.70	$5.04
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Loyalty Class 1.76%
Actual		$1,000.00	$1,012.20	$3.83
Hypothetical-C		$1,000.00	$1,021.26	$3.85
Loyalty Class 2.50%
Actual		$1,000.00	$1,013.20	$2.52
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,015.70	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund	1.00%
Actual		$1,000.00	$1,041.00	$5.12
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Loyalty Class 1.75%
Actual		$1,000.00	$1,042.60	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,043.90	$2.56
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,046.60	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund	1.00%
Actual		$1,000.00	$1,129.30	$5.34
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Loyalty Class 1.76%
Actual		$1,000.00	$1,131.30	$4.06
Hypothetical-C		$1,000.00	$1,021.26	$3.85
Loyalty Class 2.50%
Actual		$1,000.00	$1,132.40	$2.67
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class F	- %
Actual		$1,000.00	$1,134.80	$-
Hypothetical-C		$1,000.00	$1,025.07	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

DSS-SANN-0122
1.9897373.101

Fidelity® Disruptors Fund

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of November 30, 2021

% of fund's net assets
Fidelity Disruptive Automation Fund Class F	20.9
Fidelity Disruptive Technology Fund Class F	20.8
Fidelity Disruptive Finance Fund Class F	20.5
Fidelity Disruptive Communications Fund Class F	18.9
Fidelity Disruptive Medicine Fund Class F	18.9
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	100.0%

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 100.0%
	Shares	Value
Fidelity Disruptive Automation Fund Class F (a)	2,024,141	$40,260,174
Fidelity Disruptive Communications Fund Class F (a)	2,173,746	36,431,979
Fidelity Disruptive Finance Fund Class F (a)	2,125,916	39,329,441
Fidelity Disruptive Medicine Fund Class F (a)	2,694,421	36,428,575
Fidelity Disruptive Technology Fund Class F (a)	1,959,233	40,085,911
TOTAL DOMESTIC EQUITY FUNDS
(Cost $155,352,884)		192,536,080
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $155,352,884)		192,536,080
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,818)
NET ASSETS - 100%		$192,529,262

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Disruptive Automation Fund Class F	$33,783,122	$4,961,723	$1,214,549	$507,419	$(1,809)	$2,731,687	$40,260,174
Fidelity Disruptive Communications Fund Class F	33,111,240	5,537,556	1,214,549	1,083,252	(13,501)	(988,767)	36,431,979
Fidelity Disruptive Finance Fund Class F	35,636,818	4,728,086	1,214,549	273,782	(14,198)	193,284	39,329,441
Fidelity Disruptive Medicine Fund Class F	31,824,338	4,911,784	1,214,549	457,479	(5,500)	912,502	36,428,575
Fidelity Disruptive Technology Fund Class F	32,269,196	4,865,084	1,214,550	410,779	9,021	4,157,160	40,085,911
Total	$166,624,714	$25,004,233	$6,072,746	$2,732,711	$(25,987)	$7,005,866	$192,536,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$192,536,080	$192,536,080	$--	$--
Total Investments in Securities:	$192,536,080	$192,536,080	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $155,352,884)	$192,536,080
Total Investment in Securities (cost $155,352,884)		$192,536,080
Cash		312
Receivable for fund shares sold		947,259
Total assets		193,483,651
Liabilities
Payable for investments purchased	$176,647
Payable for fund shares redeemed	627,679
Accrued management fee	150,063
Total liabilities		954,389
Net Assets		$192,529,262
Net Assets consist of:
Paid in capital		$154,192,078
Total accumulated earnings (loss)		38,337,184
Net Assets		$192,529,262
Net Asset Value and Maximum Offering Price
Fidelity Disruptors Fund:
Net Asset Value, offering price and redemption price per share ($109,249,549 ÷ 6,134,983 shares)		$17.81
Loyalty Class 1:
Net Asset Value, offering price and redemption price per share ($83,098,927 ÷ 4,644,971 shares)		$17.89
Loyalty Class 2:
Net Asset Value, offering price and redemption price per share ($180,786 ÷ 10,078 shares)		$17.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$198,392
Expenses
Management fee	$855,806
Independent trustees' fees and expenses	305
Total expenses		856,111
Net investment income (loss)		(657,719)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(25,987)
Capital gain distributions from underlying funds:
Affiliated issuers	2,534,319
Total net realized gain (loss)		2,508,332
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,005,866
Total change in net unrealized appreciation (depreciation)		7,005,866
Net gain (loss)		9,514,198
Net increase (decrease) in net assets resulting from operations		$8,856,479

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(657,719)	$(739,123)
Net realized gain (loss)	2,508,332	759,989
Change in net unrealized appreciation (depreciation)	7,005,866	28,724,935
Net increase (decrease) in net assets resulting from operations	8,856,479	28,745,801
Distributions to shareholders	–	(722,470)
Share transactions - net increase (decrease)	17,054,241	119,053,329
Total increase (decrease) in net assets	25,910,720	147,076,660
Net Assets
Beginning of period	166,618,542	19,541,882
End of period	$192,529,262	$166,618,542

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disruptors Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$16.89	$11.57	$10.00
Income from Investment Operations
Net investment income (loss)B	(.07)	(.12)	(.01)
Net realized and unrealized gain (loss)	.99	5.55	1.58
Total from investment operations	.92	5.43	1.57
Distributions from net realized gain	–	(.11)	–
Total distributions	–	(.11)	–
Net asset value, end of period	$17.81	$16.89	$11.57
Total ReturnC,D	5.45%	46.99%	15.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.01%H	1.01%G,H
Expenses net of fee waivers, if any	1.00%G	1.01%H	1.01%G,H
Expenses net of all reductions	1.00%G	1.01%H	1.01%G,H
Net investment income (loss)	(.76)%G	(.77)%	(1.01)%G
Supplemental Data
Net assets, end of period (000 omitted)	$109,250	$141,385	$19,310
Portfolio turnover rateI	7%G	3%	0%J

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptors Fund Loyalty Class 1

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$16.95	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	(.12)	(.01)
Net realized and unrealized gain (loss)	.99	5.59	1.59
Total from investment operations	.94	5.47	1.58
Distributions from net realized gain	–	(.10)	–
Total distributions	–	(.10)	–
Net asset value, end of period	$17.89	$16.95	$11.58
Total ReturnC	5.55%	47.32%	15.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.77%G	.75%F
Expenses net of fee waivers, if any	.75%F	.77%G	.75%F
Expenses net of all reductions	.75%F	.77%G	.75%F
Net investment income (loss)	(.59)%F	(.74)%	(.75)%F
Supplemental Data
Net assets, end of period (000 omitted)	$83,099	$25,062	$116
Portfolio turnover rateH	7%F	3%	0%I

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disruptors Fund Loyalty Class 2

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$16.97	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.00	5.55	1.59
Total from investment operations	.97	5.51	1.58
Distributions from net realized gain	–	(.12)	–
Total distributions	–	(.12)	–
Net asset value, end of period	$17.94	$16.97	$11.58
Total ReturnC	5.72%	47.69%	15.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%F
Expenses net of fee waivers, if any	.50%F	.50%	.50%F
Expenses net of all reductions	.50%F	.50%	.50%F
Net investment income (loss)	(.28)%F	(.26)%	(.50)%F
Supplemental Data
Net assets, end of period (000 omitted)	$181	$171	$116
Portfolio turnover rateG	7%F	3%	0%H

 A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Disruptors Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares. The Fund offers Fidelity Disruptors Fund, Loyalty Class 1 and Loyalty Class 2 shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. For certain accounts, Fidelity Disruptors Fund shares will automatically convert to Loyalty Class 1 shares after a holding period of one year from the initial date of purchase; and then from Loyalty Class 1 shares to Loyalty Class 2 shares after another holding period of two years.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,682,097
Gross unrealized depreciation	(631,211)
Net unrealized appreciation (depreciation)	$37,050,886
Tax cost	$155,485,194

The Fund elected to defer to its next fiscal year $600,693 of ordinary losses recognized during the period January 1, 2021 to May 31, 2021.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors Fund	25,004,233	6,072,746

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each Class of the Fund pays a monthly all-inclusive management fee based on an annual percentage of class-level average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses.

Under the expense contract, the investment adviser pays all other class-level operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of Loyalty Class 1 and Loyalty Class 2 do not exceed an annual percentage of class-level average net assets.

For the reporting period, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Class-Level Average Net Assets	Expense Contract Annual % of Class-Level Average Net Assets
Fidelity Disruptors Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2021	Year ended May 31, 2021
Fidelity Disruptors Fund
Distributions to shareholders
Fidelity Disruptors Fund	$–	$720,250
Loyalty Class 1	–	1,010
Loyalty Class 2	–	1,210
Total	$–	$722,470

7. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2021	Year ended May 31, 2021	Six months ended November 30, 2021	Year ended May 31, 2021
Fidelity Disruptors Fund
Fidelity Disruptors Fund
Shares sold	2,094,989	10,651,496	$37,740,085	$157,172,221
Reinvestment of distributions	–	44,103	–	684,040
Shares redeemed	(4,330,145)	(3,993,829)	(77,498,511)	(63,519,506)
Net increase (decrease)	(2,235,156)	6,701,770	$(39,758,426)	$94,336,755
Loyalty Class 1
Shares sold	3,409,205	1,488,583	$61,241,659	$25,040,970
Reinvestment of distributions	–	65	–	1,010
Shares redeemed	(242,932)	(19,950)	(4,428,992)	(326,616)
Net increase (decrease)	3,166,273	1,468,698	$56,812,667	$24,715,364
Loyalty Class 2
Reinvestment of distributions	–	78	$–	$1,210
Net increase (decrease)	–	78	$–	$1,210

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Disruptors Fund
Fidelity Disruptive Automation Fund	22%
Fidelity Disruptive Communications Fund	46%
Fidelity Disruptive Finance Fund	39%
Fidelity Disruptive Medicine Fund	45%
Fidelity Disruptive Technology Fund	20%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Disruptors Fund
Fidelity Disruptors Fund	1.00%
Actual		$1,000.00	$1,054.50	$5.15
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Loyalty Class 1.75%
Actual		$1,000.00	$1,055.50	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Loyalty Class 2.50%
Actual		$1,000.00	$1,057.20	$2.58
Hypothetical-C		$1,000.00	$1,022.56	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

DSL-SANN-0122
1.9897406.101

Fidelity® Climate Action Fund

Semi-Annual Report

November 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
Microsoft Corp.	5.5
Alphabet, Inc. Class A	3.8
NVIDIA Corp.	3.4
The Home Depot, Inc.	2.7
Salesforce.com, Inc.	2.2
17.6

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Information Technology	23.1
Industrials	21.5
Consumer Discretionary	14.4
Financials	12.2
Health Care	7.4

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 34.9%

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.6%
Cellnex Telecom SA (a)	5,686	$335,580
Interactive Media & Services - 3.8%
Alphabet, Inc. Class A (b)	280	794,626

TOTAL COMMUNICATION SERVICES		1,130,206

CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.2%
QuantumScape Corp. Class A (b)	1,185	34,175
Automobiles - 3.4%
Tesla, Inc. (b)	231	264,440
Toyota Motor Corp.	17,234	305,718
XPeng, Inc. ADR (b)	2,704	148,720
		718,878
Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings, Inc. (b)	891	120,347
Household Durables - 1.7%
Sony Group Corp.	3,025	369,077
Internet & Direct Marketing Retail - 1.4%
Etsy, Inc. (b)	947	260,027
thredUP, Inc. (b)	2,246	42,045
		302,072
Specialty Retail - 2.7%
The Home Depot, Inc.	1,412	565,661
Textiles, Apparel & Luxury Goods - 4.4%
adidas AG	690	199,975
Kering SA	383	294,944
NIKE, Inc. Class B	2,461	416,500
On Holding AG	626	25,140
		936,559

TOTAL CONSUMER DISCRETIONARY		3,046,769

CONSUMER STAPLES - 3.0%
Household Products - 1.1%
Colgate-Palmolive Co.	3,196	239,764
Personal Products - 1.9%
L'Oreal SA	872	393,741

TOTAL CONSUMER STAPLES		633,505

ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Aspen Aerogels, Inc. (b)	1,496	85,511
FINANCIALS - 12.2%
Banks - 1.9%
Amalgamated Financial Corp.	11,109	187,964
KBC Groep NV	2,541	213,307
		401,271
Capital Markets - 8.8%
Impax Asset Management Group PLC	8,082	142,527
Intercontinental Exchange, Inc.	2,222	290,460
Morgan Stanley	4,071	386,012
Morningstar, Inc.	902	279,918
MSCI, Inc.	662	416,696
S&P Global, Inc.	734	334,506
		1,850,119
Consumer Finance - 1.5%
American Express Co.	2,139	325,770

TOTAL FINANCIALS		2,577,160

HEALTH CARE - 7.4%
Health Care Providers & Services - 1.4%
Anthem, Inc.	725	294,517
Life Sciences Tools & Services - 4.3%
Agilent Technologies, Inc.	2,309	348,428
Danaher Corp.	1,056	339,652
Mettler-Toledo International, Inc. (b)	142	215,006
		903,086
Pharmaceuticals - 1.7%
Roche Holding AG (participation certificate)	922	359,958

TOTAL HEALTH CARE		1,557,561

INDUSTRIALS - 21.5%
Aerospace & Defense - 0.8%
Hexcel Corp. (b)	3,468	178,186
Building Products - 3.5%
Carrier Global Corp.	4,836	261,724
Nibe Industrier AB (B Shares)	14,383	205,802
Trane Technologies PLC	1,495	279,042
		746,568
Commercial Services & Supplies - 3.0%
Aker Carbon Capture A/S (b)	38,494	130,916
Montrose Environmental Group, Inc. (b)	2,633	192,815
Smart Metering Systems PLC	4,441	47,191
Tetra Tech, Inc.	1,389	256,521
		627,443
Construction & Engineering - 0.7%
Aker Offshore Wind A/S (b)	67,842	38,509
Arcadis NV	2,536	113,030
		151,539
Electrical Equipment - 7.7%
Acuity Brands, Inc.	966	194,504
Ceres Power Holdings PLC (b)	5,568	82,049
Eaton Corp. PLC	1,292	209,382
Fluence Energy, Inc.	1,631	51,686
Generac Holdings, Inc. (b)	406	171,023
nVent Electric PLC	2,804	97,663
Schneider Electric SA	2,095	371,808
Siemens Gamesa Renewable Energy SA (b)	2,245	59,909
Stem, Inc. (b)	1,502	31,872
Sungrow Power Supply Co. Ltd. (A Shares)	2,787	70,714
Vestas Wind Systems A/S	8,254	277,143
		1,617,753
Machinery - 2.9%
Chart Industries, Inc. (b)	409	71,391
Deere & Co.	838	289,563
Kadant, Inc.	623	146,069
Kornit Digital Ltd. (b)	646	100,072
		607,095
Professional Services - 2.8%
KBR, Inc.	5,382	236,808
Thomson Reuters Corp.	2,918	348,876
		585,684
Trading Companies & Distributors - 0.1%
Beijer Ref AB (B Shares)	1,486	29,504

TOTAL INDUSTRIALS		4,543,772

INFORMATION TECHNOLOGY - 23.1%
Electronic Equipment & Components - 0.7%
Trimble, Inc. (b)	1,649	141,600
IT Services - 3.1%
Accenture PLC Class A	943	337,028
MasterCard, Inc. Class A	1,018	320,589
		657,617
Semiconductors & Semiconductor Equipment - 8.2%
Aixtron AG	6,072	121,921
Allegro MicroSystems LLC (b)	2,998	93,628
Enphase Energy, Inc. (b)	691	172,750
Infineon Technologies AG	4,114	186,008
NVIDIA Corp.	2,184	713,644
SolarEdge Technologies, Inc. (b)	757	248,114
STMicroelectronics NV (NY Shares) unit	2,384	115,719
Wolfspeed, Inc. (b)	703	86,202
		1,737,986
Software - 11.1%
Adobe, Inc. (b)	549	367,748
Autodesk, Inc. (b)	1,221	310,366
Materialise NV ADR (b)	1,454	35,405
Microsoft Corp.	3,516	1,162,353
Salesforce.com, Inc. (b)	1,648	469,614
		2,345,486

TOTAL INFORMATION TECHNOLOGY		4,882,689

MATERIALS - 5.2%
Chemicals - 4.7%
Air Products & Chemicals, Inc.	411	118,138
Aker Clean Hydrogen A/S	73,623	49,687
Albemarle Corp. U.S.	450	119,921
Koninklijke DSM NV	1,778	383,424
Sika AG	429	168,553
Wacker Chemie AG	922	158,990
		998,713
Metals & Mining - 0.5%
Lynas Rare Earths Ltd. (b)	7,694	48,198
MP Materials Corp. (b)	1,162	51,058
		99,256

TOTAL MATERIALS		1,097,969

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Prologis (REIT), Inc.	2,625	395,719
UTILITIES - 3.0%
Electric Utilities - 0.9%
ORSTED A/S (a)	1,441	185,635
Independent Power and Renewable Electricity Producers - 2.1%
Brookfield Renewable Corp.	4,312	159,673
EDP Renovaveis SA	6,284	161,206
Ormat Technologies, Inc.	1,549	116,950
		437,829

TOTAL UTILITIES		623,464

TOTAL COMMON STOCKS
(Cost $19,540,441)		20,574,325

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.06% (c)
(Cost $395,320)	395,241	395,320
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $19,935,761)		20,969,645
NET OTHER ASSETS (LIABILITIES) - 0.6%		127,287
NET ASSETS - 100%		$21,096,932

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $521,215 or 2.5% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$8,397,046	$8,001,726	$124	$--	$--	$395,320	0.0%
Total	$--	$8,397,046	$8,001,726	$124	$--	$--	$395,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,130,206	$1,130,206	$--	$--
Consumer Discretionary	3,046,769	2,077,030	969,739	--
Consumer Staples	633,505	239,764	393,741	--
Energy	85,511	85,511	--	--
Financials	2,577,160	2,577,160	--	--
Health Care	1,557,561	1,197,603	359,958	--
Industrials	4,543,772	3,894,821	648,951	--
Information Technology	4,882,689	4,696,681	186,008	--
Materials	1,097,969	1,049,771	48,198	--
Real Estate	395,719	395,719	--	--
Utilities	623,464	623,464	--	--
Money Market Funds	395,320	395,320	--	--
Total Investments in Securities:	$20,969,645	$18,363,050	$2,606,595	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	65.1%
France	5.1%
Ireland	4.4%
Japan	3.1%
Germany	3.1%
Netherlands	2.8%
Spain	2.7%
Switzerland	2.6%
Canada	2.5%
Denmark	2.2%
United Kingdom	1.4%
Belgium	1.2%
Sweden	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,540,441)	$20,574,325
Fidelity Central Funds (cost $395,320)	395,320
Total Investment in Securities (cost $19,935,761)		$20,969,645
Cash		13,458
Receivable for fund shares sold		399,917
Dividends receivable		7,473
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		62,499
Receivable from investment adviser for expense reductions		10,010
Other receivables		203
Total assets		21,463,233
Liabilities
Payable for investments purchased	$278,497
Payable for fund shares redeemed	16,626
Accrued management fee	11,288
Distribution and service plan fees payable	479
Other affiliated payables	4,398
Other payables and accrued expenses	55,013
Total liabilities		366,301
Net Assets		$21,096,932
Net Assets consist of:
Paid in capital		$20,240,399
Total accumulated earnings (loss)		856,533
Net Assets		$21,096,932
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($315,295 ÷ 28,638 shares)(a)		$11.01
Maximum offering price per share (100/94.25 of $11.01)		$11.68
Class M:
Net Asset Value and redemption price per share ($197,749 ÷ 17,983 shares)(a)		$11.00
Maximum offering price per share (100/96.50 of $11.00)		$11.40
Class C:
Net Asset Value and offering price per share ($437,543 ÷ 39,877 shares)(a)		$10.97
Fidelity Climate Action Fund:
Net Asset Value, offering price and redemption price per share ($19,886,363 ÷ 1,803,990 shares)		$11.02
Class I:
Net Asset Value, offering price and redemption price per share ($136,020 ÷ 12,342 shares)		$11.02
Class Z:
Net Asset Value, offering price and redemption price per share ($123,962 ÷ 11,240 shares)		$11.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 15, 2021 (commencement of operations) through November 30, 2021 (Unaudited)
Investment Income
Dividends		$38,442
Income from Fidelity Central Funds		124
Total income		38,566
Expenses
Management fee	$38,377
Transfer agent fees	14,313
Distribution and service plan fees	1,349
Accounting fees and expenses	2,214
Custodian fees and expenses	35,673
Independent trustees' fees and expenses	11
Registration fees	60,112
Audit	19,909
Miscellaneous	430
Total expenses before reductions	172,388
Expense reductions	(112,254)
Total expenses after reductions		60,134
Net investment income (loss)		(21,568)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(154,178)
Foreign currency transactions	(1,525)
Total net realized gain (loss)		(155,703)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,033,884
Assets and liabilities in foreign currencies	(80)
Total change in net unrealized appreciation (depreciation)		1,033,804
Net gain (loss)		878,101
Net increase (decrease) in net assets resulting from operations		$856,533

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 15, 2021 (commencement of operations) through November 30, 2021 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(21,568)
Net realized gain (loss)	(155,703)
Change in net unrealized appreciation (depreciation)	1,033,804
Net increase (decrease) in net assets resulting from operations	856,533
Share transactions - net increase (decrease)	20,240,399
Total increase (decrease) in net assets	21,096,932
Net Assets
Beginning of period	–
End of period	$21,096,932

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Climate Action Fund Class A

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)
Net realized and unrealized gain (loss)	1.04
Total from investment operations	1.01
Net asset value, end of period	$11.01
Total ReturnC,D,E	10.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	3.77%H
Expenses net of fee waivers, if any	1.29%H
Expenses net of all reductions	1.29%H
Net investment income (loss)	(.61)%H
Supplemental Data
Net assets, end of period (000 omitted)	$315
Portfolio turnover rateI	11%J

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Climate Action Fund Class M

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)
Net realized and unrealized gain (loss)	1.04
Total from investment operations	1.00
Net asset value, end of period	$11.00
Total ReturnC,D,E	10.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.04%H
Expenses net of fee waivers, if any	1.54%H
Expenses net of all reductions	1.54%H
Net investment income (loss)	(.86)%H
Supplemental Data
Net assets, end of period (000 omitted)	$198
Portfolio turnover rateI	11%J

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Climate Action Fund Class C

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.07)
Net realized and unrealized gain (loss)	1.04
Total from investment operations	.97
Net asset value, end of period	$10.97
Total ReturnC,D,E	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.09%H
Expenses net of fee waivers, if any	2.04%H
Expenses net of all reductions	2.04%H
Net investment income (loss)	(1.36)%H
Supplemental Data
Net assets, end of period (000 omitted)	$438
Portfolio turnover rateI	11%J

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Climate Action Fund

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)
Net realized and unrealized gain (loss)	1.04
Total from investment operations	1.02
Net asset value, end of period	$11.02
Total ReturnC,D	10.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.99%G
Expenses net of fee waivers, if any	1.04%G
Expenses net of all reductions	1.04%G
Net investment income (loss)	(.36)%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,886
Portfolio turnover rateH	11%I

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Climate Action Fund Class I

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)
Net realized and unrealized gain (loss)	1.04
Total from investment operations	1.02
Net asset value, end of period	$11.02
Total ReturnC,D	10.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	3.86%G
Expenses net of fee waivers, if any	1.04%G
Expenses net of all reductions	1.04%G
Net investment income (loss)	(.36)%G
Supplemental Data
Net assets, end of period (000 omitted)	$136
Portfolio turnover rateH	11%I

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Climate Action Fund Class Z

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	1.04
Total from investment operations	1.03
Net asset value, end of period	$11.03
Total ReturnC,D	10.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	3.92%G
Expenses net of fee waivers, if any	.89%G
Expenses net of all reductions	.89%G
Net investment income (loss)	(.21)%G
Supplemental Data
Net assets, end of period (000 omitted)	$124
Portfolio turnover rateH	11%I

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Climate Action Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Climate Action, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Because the Fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,677,124
Gross unrealized depreciation	(677,031)
Net unrealized appreciation (depreciation)	$1,000,093
Tax cost	$19,969,552

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Climate Action Fund	21,140,265	1,446,253

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Climate Action as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until June 1, 2022. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$186	$121
Class M	.25%	.25%	326	245
Class C	.75%	.25%	837	797
			$1,349	$1,163

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$131.18
Class M	80.12
Class C	81.10
Fidelity Climate Action Fund	13,916.26
Class I	83.15
Class Z	22.04
	$14,313

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Climate Action Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Climate Action Fund	$87

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Climate Action Fund	247,526	16,749	(2,755)

6. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2022. Some expenses, for example the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$1,839
Class M	1.55%	1,617
Class C	2.05%	1,705
Fidelity Climate Action Fund	1.05%	103,909
Class I	1.05%	1,583
Class Z	.90%	1,500
		$112,153

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $101.

7. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended November 30, 2021(a)	Six months ended November 30, 2021(a)
Fidelity Climate Action Fund
Class A
Shares sold	28,638	$304,358
Net increase (decrease)	28,638	$304,358
Class M
Shares sold	17,983	$184,769
Net increase (decrease)	17,983	$184,769
Class C
Shares sold	39,877	$420,250
Net increase (decrease)	39,877	$420,250
Fidelity Climate Action Fund
Shares sold	2,020,934	$21,447,772
Shares redeemed	(216,944)	(2,355,821)
Net increase (decrease)	1,803,990	$19,091,951
Class I
Shares sold	12,342	$125,110
Net increase (decrease)	12,342	$125,110
Class Z
Shares sold	11,240	$113,961
Net increase (decrease)	11,240	$113,961

 (a) For the period June 15, 2021 (commencement of operations) through November 30, 2021.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 15, 2021 to November 30, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value November 30, 2021	Expenses Paid During Period
Fidelity Climate Action Fund
Class A	1.29%
Actual		$1,000.00	$1,101.00	$6.27-B
Hypothetical-C		$1,000.00	$1,018.60	$6.53-D
Class M	1.54%
Actual		$1,000.00	$1,100.00	$7.49-B
Hypothetical-C		$1,000.00	$1,017.35	$7.79-D
Class C	2.04%
Actual		$1,000.00	$1,097.00	$9.90-B
Hypothetical-C		$1,000.00	$1,014.84	$10.30-D
Fidelity Climate Action Fund	1.04%
Actual		$1,000.00	$1,102.00	$5.06-B
Hypothetical-C		$1,000.00	$1,019.85	$5.27-D
Class I	1.05%
Actual		$1,000.00	$1,102.00	$5.11-B
Hypothetical-C		$1,000.00	$1,019.80	$5.32-D
Class Z	.89%
Actual		$1,000.00	$1,103.00	$4.33-B
Hypothetical-C		$1,000.00	$1,020.61	$4.51-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 169/365 (to reflect the period June 15, 2021 to November 30, 2021).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Climate Action Fund

At its May 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of Retail and Class Z is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board also noted that the projected total expense ratio of each of Class A, Class M, Class C, and Class I is above median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, primarily as a result of low estimated asset levels and challenges with competitive comparisons for certain classes. The Board, recognizing that the fund is a new fund and therefore had no historical performance upon which to evaluate the effect of the performance adjustment, noted that it would be able to evaluate its effects in connection with future renewals of the fund's Advisory Contracts.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets exceed a certain limit through September 30, 2022.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

CLA-SANN-0122
1.9901891.100

Fidelity® Sustainability U.S. Equity Fund

Semi-Annual Report

November 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of November 30, 2021

% of fund's net assets
Microsoft Corp.	6.2
Salesforce.com, Inc.	2.7
ON Semiconductor Corp.	2.6
NVIDIA Corp.	2.5
Danaher Corp.	2.5
16.5

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Information Technology	28.2
Health Care	14.3
Financials	12.0
Consumer Discretionary	11.4
Industrials	9.6

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 13.0%

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Entertainment - 1.2%
The Walt Disney Co. (a)	1,068	$154,753
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	74	210,008
Media - 1.9%
Cable One, Inc.	71	125,816
Comcast Corp. Class A	2,376	118,752
		244,568

TOTAL COMMUNICATION SERVICES		609,329

CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.7%
General Motors Co. (a)	1,625	94,039
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	3,677	109,097
Bright Horizons Family Solutions, Inc. (a)	1,008	123,934
		233,031
Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc. Class A (a)	1,269	187,254
Household Durables - 1.2%
Taylor Morrison Home Corp. (a)	5,000	155,300
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	2,290	154,483
Multiline Retail - 1.6%
Target Corp.	818	199,461
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc. (a)	200	8,924
Gap, Inc.	5,861	96,882
The Home Depot, Inc.	559	223,941
		329,747
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	134	104,342

TOTAL CONSUMER DISCRETIONARY		1,457,657

CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Keurig Dr. Pepper, Inc.	4,779	162,438
Food Products - 2.0%
Danone SA	1,446	85,044
Darling Ingredients, Inc. (a)	2,545	171,838
		256,882
Household Products - 2.2%
Kimberly-Clark Corp.	727	94,735
Procter & Gamble Co.	1,294	187,087
		281,822

TOTAL CONSUMER STAPLES		701,142

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy, Inc.	1,570	164,552
Valero Energy Corp.	1,465	98,067
		262,619
FINANCIALS - 12.0%
Banks - 1.8%
Bank of America Corp.	5,208	231,600
Capital Markets - 5.2%
BlackRock, Inc. Class A	138	124,836
Moody's Corp.	540	210,946
Northern Trust Corp.	1,483	171,583
State Street Corp.	1,755	156,142
		663,507
Consumer Finance - 2.1%
American Express Co.	786	119,708
Discover Financial Services	1,414	152,500
		272,208
Insurance - 2.9%
Arch Capital Group Ltd. (a)	3,808	153,767
The Travelers Companies, Inc.	1,427	209,698
		363,465

TOTAL FINANCIALS		1,530,780

HEALTH CARE - 14.3%
Biotechnology - 3.1%
AbbVie, Inc.	1,426	164,389
Amgen, Inc.	596	118,532
Graphite Bio, Inc.	2,020	18,220
Vertex Pharmaceuticals, Inc. (a)	482	90,105
		391,246
Health Care Equipment & Supplies - 0.6%
ResMed, Inc.	318	81,042
Health Care Providers & Services - 1.7%
Cigna Corp.	822	157,742
Guardant Health, Inc. (a)	544	57,185
		214,927
Life Sciences Tools & Services - 3.3%
Bio-Rad Laboratories, Inc. Class A (a)	133	100,176
Danaher Corp.	1,001	321,962
		422,138
Pharmaceuticals - 5.6%
AstraZeneca PLC sponsored ADR	2,323	127,370
Merck & Co., Inc.	2,692	201,658
Roche Holding AG (participation certificate)	366	142,890
UCB SA	887	96,712
Zoetis, Inc. Class A	652	144,770
		713,400

TOTAL HEALTH CARE		1,822,753

INDUSTRIALS - 9.6%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	596	118,229
Building Products - 1.7%
ASSA ABLOY AB (B Shares)	3,868	108,380
Johnson Controls International PLC	1,408	105,262
		213,642
Commercial Services & Supplies - 0.9%
Tomra Systems ASA	1,740	119,699
Electrical Equipment - 2.4%
Acuity Brands, Inc.	326	65,640
Fluence Energy, Inc.	200	6,338
Generac Holdings, Inc. (a)	143	60,237
Rockwell Automation, Inc.	268	90,102
Sunrun, Inc. (a)	1,930	88,857
		311,174
Machinery - 0.7%
Xylem, Inc.	757	91,680
Professional Services - 3.0%
KBR, Inc.	2,992	131,648
Manpower, Inc.	1,163	104,240
Verisk Analytics, Inc.	627	140,993
		376,881

TOTAL INDUSTRIALS		1,231,305

INFORMATION TECHNOLOGY - 28.2%
IT Services - 3.6%
Accenture PLC Class A	576	205,862
Capgemini SA	447	103,467
PayPal Holdings, Inc. (a)	833	154,013
		463,342
Semiconductors & Semiconductor Equipment - 7.9%
Applied Materials, Inc.	1,491	219,460
NVIDIA Corp.	992	324,146
ON Semiconductor Corp. (a)	5,405	332,029
SolarEdge Technologies, Inc. (a)	410	134,382
		1,010,017
Software - 14.8%
Adobe, Inc. (a)	362	242,486
Autodesk, Inc. (a)	459	116,673
Intuit, Inc.	337	219,825
Microsoft Corp.	2,372	784,162
Rapid7, Inc. (a)	1,448	179,639
Salesforce.com, Inc. (a)	1,221	347,936
		1,890,721
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	1,440	238,032

TOTAL INFORMATION TECHNOLOGY		3,602,112

MATERIALS - 3.7%
Chemicals - 1.0%
Linde PLC	421	133,937
Containers & Packaging - 2.7%
Avery Dennison Corp.	808	165,697
Crown Holdings, Inc.	1,057	111,831
O-I Glass, Inc. (a)	5,524	61,151
		338,679

TOTAL MATERIALS		472,616

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Digital Realty Trust, Inc.	499	83,702
Prologis (REIT), Inc.	2,104	317,178
		400,880
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	1,824	174,320

TOTAL REAL ESTATE		575,200

UTILITIES - 2.8%
Electric Utilities - 2.3%
NextEra Energy, Inc.	1,305	113,248
ORSTED A/S (b)	1,416	182,414
		295,662
Water Utilities - 0.5%
American Water Works Co., Inc.	337	56,808

TOTAL UTILITIES		352,470

TOTAL COMMON STOCKS
(Cost $12,484,121)		12,617,983

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.06% (c)
(Cost $71,453)	71,439	71,453
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $12,555,574)		12,689,436
NET OTHER ASSETS (LIABILITIES) - 0.7%		84,146
NET ASSETS - 100%		$12,773,582

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,414 or 1.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$5,734,998	$5,663,545	$41	$--	$--	$71,453	0.0%
Total	$--	$5,734,998	$5,663,545	$41	$--	$--	$71,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$609,329	$609,329	$--	$--
Consumer Discretionary	1,457,657	1,457,657	--	--
Consumer Staples	701,142	616,098	85,044	--
Energy	262,619	262,619	--	--
Financials	1,530,780	1,530,780	--	--
Health Care	1,822,753	1,679,863	142,890	--
Industrials	1,231,305	1,122,925	108,380	--
Information Technology	3,602,112	3,602,112	--	--
Materials	472,616	472,616	--	--
Real Estate	575,200	575,200	--	--
Utilities	352,470	352,470	--	--
Money Market Funds	71,453	71,453	--	--
Total Investments in Securities:	$12,689,436	$12,353,122	$336,314	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.0%
Ireland	3.4%
France	2.3%
Denmark	1.4%
Bermuda	1.2%
Switzerland	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,484,121)	$12,617,983
Fidelity Central Funds (cost $71,453)	71,453
Total Investment in Securities (cost $12,555,574)		$12,689,436
Cash		5,115
Receivable for fund shares sold		331,035
Dividends receivable		10,384
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		62,498
Receivable from investment adviser for expense reductions		15,622
Other receivables		72
Total assets		13,114,173
Liabilities
Payable for investments purchased	$286,686
Payable for fund shares redeemed	5,834
Accrued management fee	5,034
Distribution and service plan fees payable	241
Other affiliated payables	2,309
Audit fees payable	17,550
Custody fees payable	21,845
Other payables and accrued expenses	1,090
Total liabilities		340,591
Net Assets		$12,773,582
Net Assets consist of:
Paid in capital		$12,577,804
Total accumulated earnings (loss)		195,778
Net Assets		$12,773,582
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($317,274 ÷ 29,571 shares)(a)		$10.73
Maximum offering price per share (100/94.25 of $10.73)		$11.38
Class M:
Net Asset Value and redemption price per share ($151,013 ÷ 14,092 shares)(a)		$10.72
Maximum offering price per share (100/96.50 of $10.72)		$11.11
Class C:
Net Asset Value and offering price per share ($149,235 ÷ 13,958 shares)(a)		$10.69
Fidelity Sustainability U.S. Equity Fund:
Net Asset Value, offering price and redemption price per share ($11,941,176 ÷ 1,111,568 shares)		$10.74
Class I:
Net Asset Value, offering price and redemption price per share ($107,405 ÷ 10,000 shares)		$10.74
Class Z:
Net Asset Value, offering price and redemption price per share ($107,479 ÷ 10,000 shares)		$10.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 15, 2021 (commencement of operations) through November 30, 2021 (Unaudited)
Investment Income
Dividends		$30,059
Income from Fidelity Central Funds		41
Total income		30,100
Expenses
Management fee	$16,288
Transfer agent fees	7,436
Distribution and service plan fees	1,085
Accounting fees and expenses	1,208
Custodian fees and expenses	21,845
Independent trustees' fees and expenses	6
Registration fees	56,991
Audit	19,909
Miscellaneous	430
Total expenses before reductions	125,198
Expense reductions	(96,635)
Total expenses after reductions		28,563
Net investment income (loss)		1,537
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,452
Foreign currency transactions	(146)
Total net realized gain (loss)		60,306
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	133,862
Assets and liabilities in foreign currencies	73
Total change in net unrealized appreciation (depreciation)		133,935
Net gain (loss)		194,241
Net increase (decrease) in net assets resulting from operations		$195,778

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 15, 2021 (commencement of operations) through November 30, 2021 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,537
Net realized gain (loss)	60,306
Change in net unrealized appreciation (depreciation)	133,935
Net increase (decrease) in net assets resulting from operations	195,778
Share transactions - net increase (decrease)	12,577,804
Total increase (decrease) in net assets	12,773,582
Net Assets
Beginning of period	–
End of period	$12,773,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainability U.S. Equity Fund Class A

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	.74
Total from investment operations	.73
Net asset value, end of period	$10.73
Total ReturnC,D,E	7.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.47%H
Expenses net of fee waivers, if any	1.15%H
Expenses net of all reductions	1.15%H
Net investment income (loss)	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$317
Portfolio turnover rateI	19%J

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainability U.S. Equity Fund Class M

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)
Net realized and unrealized gain (loss)	.74
Total from investment operations	.72
Net asset value, end of period	$10.72
Total ReturnC,D,E	7.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	5.39%H
Expenses net of fee waivers, if any	1.39%H
Expenses net of all reductions	1.39%H
Net investment income (loss)	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$151
Portfolio turnover rateI	19%J

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainability U.S. Equity Fund Class C

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)
Net realized and unrealized gain (loss)	.73
Total from investment operations	.69
Net asset value, end of period	$10.69
Total ReturnC,D,E	6.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	5.98%H
Expenses net of fee waivers, if any	1.90%H
Expenses net of all reductions	1.90%H
Net investment income (loss)	(.92)%H
Supplemental Data
Net assets, end of period (000 omitted)	$149
Portfolio turnover rateI	19%J

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainability U.S. Equity Fund

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.74
Total from investment operations	.74
Net asset value, end of period	$10.74
Total ReturnD,E	7.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	3.93%H
Expenses net of fee waivers, if any	.89%H
Expenses net of all reductions	.89%H
Net investment income (loss)	.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,941
Portfolio turnover rateI	19%J

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainability U.S. Equity Fund Class I

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.74
Total from investment operations	.74
Net asset value, end of period	$10.74
Total ReturnD,E	7.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	5.11%H
Expenses net of fee waivers, if any	.90%H
Expenses net of all reductions	.90%H
Net investment income (loss)	.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateI	19%J

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainability U.S. Equity Fund Class Z

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	.74
Total from investment operations	.75
Net asset value, end of period	$10.75
Total ReturnC,D	7.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	5.05%G
Expenses net of fee waivers, if any	.75%G
Expenses net of all reductions	.75%G
Net investment income (loss)	.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateH	19%I

 A For the period June 15, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Sustainability U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainability U.S. Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's adherence to its environmental, social, and governance (ESG) ratings process may affect the Fund's exposure to certain companies, sectors, regions, and countries and may affect the Fund's performance depending on whether such investments are in or out of favor. Adhering to the ESG ratings process may also affect the Fund's performance relative to similar funds that do not adhere to such criteria or apply such analysis. The criteria related to the Fund's ESG ratings process may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. There are significant differences in interpretations of what it means for a company to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$742,074
Gross unrealized depreciation	(618,429)
Net unrealized appreciation (depreciation)	$123,645
Tax cost	$12,565,791

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability U.S. Equity Fund	13,801,807	1,377,997

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Sustainability U.S. Equity as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until June 1, 2022. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$246	$227
Class M	.25%	.25%	290	262
Class C	.75%	.25%	549	530
			$1,085	$1,019

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$383
Class M	110
$493

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$120.12
Class M	92.16
Class C	81.15
Fidelity Sustainability U.S. Equity Fund	7,071.25
Class I	51.10
Class Z	21.04
	$7,436

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainability U.S. Equity Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Sustainability U.S. Equity Fund	$83

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainability U.S. Equity Fund	48,102	–	–

6. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2022. Some expenses, for example the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$3,264
Class M	1.40%	2,306
Class C	1.90%	2,240
Fidelity Sustainability U.S. Equity Fund	.90%	84,652
Class I	.90%	2,059
Class Z	.75%	2,103
		$96,624

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

7. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended November 30, 2021(a)	Six months ended November 30, 2021(a)
Fidelity Sustainability U.S. Equity Fund
Class A
Shares sold	29,571	$308,147
Net increase (decrease)	29,571	$308,147
Class M
Shares sold	14,092	$142,963
Net increase (decrease)	14,092	$142,963
Class C
Shares sold	13,958	$141,798
Net increase (decrease)	13,958	$141,798
Fidelity Sustainability U.S. Equity Fund
Shares sold	1,232,354	$13,078,052
Shares redeemed	(120,786)	(1,293,156)
Net increase (decrease)	1,111,568	$11,784,896
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000

 (a) For the period June 15, 2021 (commencement of operations) through November 30, 2021.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 15, 2021 to November 30, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value November 30, 2021	Expenses Paid During Period
Fidelity Sustainability U.S. Equity Fund
Class A	1.15%
Actual		$1,000.00	$1,074.00	$5.52-B
Hypothetical-C		$1,000.00	$1,019.30	$5.82-D
Class M	1.39%
Actual		$1,000.00	$1,072.00	$6.67-B
Hypothetical-C		$1,000.00	$1,018.10	$7.03-D
Class C	1.90%
Actual		$1,000.00	$1,069.00	$9.10-B
Hypothetical-C		$1,000.00	$1,015.54	$9.60-D
Fidelity Sustainability U.S. Equity Fund	.89%
Actual		$1,000.00	$1,074.00	$4.27-B
Hypothetical-C		$1,000.00	$1,020.61	$4.51-D
Class I	.90%
Actual		$1,000.00	$1,074.00	$4.32-B
Hypothetical-C		$1,000.00	$1,020.56	$4.56-D
Class Z	.74%
Actual		$1,000.00	$1,075.00	$3.55-B
Hypothetical-C		$1,000.00	$1,021.36	$3.75-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 169/365 (to reflect the period June 15, 2021 to November 30, 2021).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainability U.S. Equity Fund

At its May 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of Retail and Class Z is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board also noted that the projected total expense ratio of each of Class A, Class M, Class C, and Class I is above median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, primarily as a result of low estimated asset levels and challenges with competitive comparisons for certain classes. The Board, recognizing that the fund is a new fund and therefore had no historical performance upon which to evaluate the effect of the performance adjustment, noted that it would be able to evaluate its effects in connection with future renewals of the fund's Advisory Contracts.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets exceed a certain limit through September 30, 2022.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SUS-SANN-0122
1.9901905.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2022